UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

The Communication Services Select Sector SPDR Fund

XLC

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Communication Services Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLC. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Communication Services Select Sector SPDR Fund	$10	0.08%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLC	S&P 500 Index	Communications Services Select Sector Index
06/18/18	$10,000	$10,000	$10,000
06/30/18	$9,880	$9,804	$9,882
07/31/18	$9,689	$10,169	$9,690
08/31/18	$9,836	$10,500	$9,839
09/30/18	$9,822	$10,560	$9,825
10/31/18	$9,241	$9,838	$9,245
11/30/18	$9,037	$10,039	$9,042
12/31/18	$8,302	$9,132	$8,305
01/31/19	$9,280	$9,864	$9,287
02/28/19	$9,234	$10,181	$9,242
03/31/19	$9,426	$10,379	$9,432
04/30/19	$10,097	$10,799	$10,106
05/31/19	$9,493	$10,113	$9,502
06/30/19	$9,943	$10,825	$9,953
07/31/19	$10,257	$10,981	$10,269
08/31/19	$10,013	$10,807	$10,025
09/30/19	$10,025	$11,009	$10,038
10/31/19	$10,244	$11,248	$10,259
11/30/19	$10,638	$11,656	$10,655
12/31/19	$10,894	$12,008	$10,912
01/31/20	$10,948	$12,003	$10,968
02/29/20	$10,312	$11,015	$10,330
03/31/20	$8,998	$9,654	$9,015
04/30/20	$10,234	$10,892	$10,256
05/31/20	$10,999	$11,411	$11,024
06/30/20	$11,026	$11,638	$11,051
07/31/20	$11,845	$12,294	$11,872
08/31/20	$12,907	$13,178	$12,939
09/30/20	$12,136	$12,677	$12,165
10/31/20	$12,087	$12,340	$12,117
11/30/20	$13,353	$13,691	$13,391
12/31/20	$13,816	$14,217	$13,857
01/31/21	$13,695	$14,073	$13,736
02/28/21	$14,655	$14,461	$14,703
03/31/21	$15,027	$15,095	$15,077
04/30/21	$15,996	$15,900	$16,052
05/31/21	$16,146	$16,011	$16,203
06/30/21	$16,628	$16,385	$16,689
07/31/21	$16,924	$16,774	$16,989
08/31/21	$17,583	$17,285	$17,651
09/30/21	$16,489	$16,481	$16,554
10/31/21	$16,522	$17,635	$16,588
11/30/21	$15,513	$17,513	$15,577
12/31/21	$16,012	$18,298	$16,080
01/31/22	$15,246	$17,351	$15,311
02/28/22	$14,109	$16,832	$14,168
03/31/22	$14,208	$17,457	$14,271
04/30/22	$12,210	$15,934	$12,262
05/31/22	$12,438	$15,964	$12,492
06/30/22	$11,241	$14,646	$11,291
07/31/22	$11,676	$15,996	$11,729
08/31/22	$11,266	$15,344	$11,318
09/30/22	$9,941	$13,931	$9,984
10/31/22	$10,009	$15,059	$10,048
11/30/22	$10,696	$15,900	$10,740
12/31/22	$9,983	$14,984	$10,024
01/31/23	$11,461	$15,926	$11,513
02/28/23	$11,133	$15,537	$11,185
03/31/23	$12,098	$16,107	$12,157
04/30/23	$12,498	$16,359	$12,560
05/31/23	$12,984	$16,430	$13,050
06/30/23	$13,602	$17,516	$13,672
07/31/23	$14,373	$18,078	$14,449
08/31/23	$14,154	$17,790	$14,230
09/30/23	$13,742	$16,942	$13,816
10/31/23	$13,560	$16,586	$13,628
11/30/23	$14,615	$18,101	$14,691
12/31/23	$15,259	$18,923	$15,341
01/31/24	$15,940	$19,241	$16,029
02/29/24	$16,686	$20,268	$16,782
03/31/24	$17,198	$20,920	$17,299
04/30/24	$16,403	$20,066	$16,499
05/31/24	$17,527	$21,061	$17,631
06/30/24	$18,082	$21,817	$18,191
07/31/24	$18,125	$22,082	$18,236
08/31/24	$18,438	$22,618	$18,550
09/30/24	$19,146	$23,101	$19,266

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 6/18/18
XLC	39.32%	13.81%	10.88%
S&P 500 Index	36.35%	15.98%	14.25%
Communications Services Select Sector Index	39.45%	13.93%	11.00%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$18,637,825,830
Number of Portfolio Holdings	24
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,220,288

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Interactive Media & Services	41.6%
Entertainment	25.2%
Media	19.9%
Diversified Telecommunication Services	8.8%
Wireless Telecommunication Services	4.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Meta Platforms, Inc., Class A	20.3%
Alphabet, Inc., Class A	10.8%
Alphabet, Inc., Class C	8.9%
Netflix, Inc.	6.0%
Walt Disney Co.	4.6%
Comcast Corp., Class A	4.6%
T-Mobile U.S., Inc.	4.4%
AT&T, Inc.	4.4%
Verizon Communications, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLC.

TSR AR XLC

The Consumer Discretionary Select Sector SPDR Fund

XLY

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Consumer Discretionary Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLY. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Discretionary Select Sector SPDR Fund	$9	0.08%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLY	S&P 500 Index	Consumer Discretionary Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,212	$10,244	$10,215
11/30/14	$10,764	$10,520	$10,769
12/31/14	$10,866	$10,493	$10,874
01/31/15	$10,534	$10,178	$10,542
02/28/15	$11,436	$10,763	$11,449
03/31/15	$11,382	$10,593	$11,396
04/30/15	$11,376	$10,695	$11,391
05/31/15	$11,525	$10,832	$11,542
06/30/15	$11,596	$10,622	$11,615
07/31/15	$12,151	$10,845	$12,174
08/31/15	$11,369	$10,191	$11,389
09/30/15	$11,298	$9,939	$11,318
10/31/15	$12,319	$10,777	$12,345
11/30/15	$12,289	$10,809	$12,315
12/31/15	$11,946	$10,638	$11,973
01/31/16	$11,336	$10,111	$11,361
02/29/16	$11,378	$10,097	$11,404
03/31/16	$12,131	$10,782	$12,165
04/30/16	$12,146	$10,824	$12,182
05/31/16	$12,163	$11,018	$12,199
06/30/16	$12,019	$11,047	$12,054
07/31/16	$12,565	$11,454	$12,603
08/31/16	$12,408	$11,470	$12,447
09/30/16	$12,369	$11,472	$12,409
10/31/16	$12,079	$11,263	$12,118
11/30/16	$12,643	$11,680	$12,687
12/31/16	$12,649	$11,911	$12,695
01/31/17	$13,182	$12,137	$13,233
02/28/17	$13,437	$12,619	$13,491
03/31/17	$13,711	$12,633	$13,768
04/30/17	$14,043	$12,763	$14,104
05/31/17	$14,199	$12,943	$14,262
06/30/17	$14,028	$13,023	$14,091
07/31/17	$14,289	$13,291	$14,355
08/31/17	$14,025	$13,332	$14,092
09/30/17	$14,142	$13,607	$14,210
10/31/17	$14,438	$13,925	$14,511
11/30/17	$15,168	$14,352	$15,245
12/31/17	$15,529	$14,511	$15,612
01/31/18	$16,976	$15,342	$17,071
02/28/18	$16,388	$14,777	$16,479
03/31/18	$16,005	$14,401	$16,095
04/30/18	$16,382	$14,456	$16,475
05/31/18	$16,706	$14,804	$16,803
06/30/18	$17,305	$14,896	$17,410
07/31/18	$17,620	$15,450	$17,729
08/31/18	$18,521	$15,953	$18,639
09/30/18	$18,615	$16,044	$18,737
10/31/18	$16,743	$14,947	$16,853
11/30/18	$17,151	$15,252	$17,266
12/31/18	$15,786	$13,875	$15,890
01/31/19	$17,341	$14,987	$17,459
02/28/19	$17,573	$15,468	$17,695
03/31/19	$18,213	$15,769	$18,344
04/30/19	$19,206	$16,407	$19,348
05/31/19	$17,753	$15,364	$17,884
06/30/19	$19,151	$16,447	$19,297
07/31/19	$19,388	$16,684	$19,538
08/31/19	$19,218	$16,419	$19,369
09/30/19	$19,443	$16,727	$19,596
10/31/19	$19,470	$17,089	$19,624
11/30/19	$19,715	$17,709	$19,874
12/31/19	$20,272	$18,244	$20,440
01/31/20	$20,263	$18,237	$20,432
02/29/20	$18,708	$16,735	$18,863
03/31/20	$15,917	$14,668	$16,051
04/30/20	$18,935	$16,549	$19,099
05/31/20	$20,184	$17,337	$20,361
06/30/20	$20,790	$17,682	$20,975
07/31/20	$22,282	$18,679	$22,483
08/31/20	$24,435	$20,021	$24,660
09/30/20	$23,962	$19,260	$24,182
10/31/20	$23,308	$18,748	$23,524
11/30/20	$25,634	$20,801	$25,875
12/31/20	$26,268	$21,600	$26,521
01/31/21	$26,472	$21,382	$26,729
02/28/21	$26,355	$21,972	$26,614
03/31/21	$27,481	$22,934	$27,756
04/30/21	$29,259	$24,158	$29,555
05/31/21	$28,266	$24,327	$28,554
06/30/21	$29,256	$24,895	$29,560
07/31/21	$29,556	$25,486	$29,865
08/31/21	$30,089	$26,261	$30,407
09/30/21	$29,458	$25,040	$29,771
10/31/21	$32,996	$26,794	$33,351
11/30/21	$33,553	$26,608	$33,917
12/31/21	$33,580	$27,801	$33,948
01/31/22	$30,406	$26,362	$30,742
02/28/22	$29,140	$25,573	$29,464
03/31/22	$30,433	$26,522	$30,775
04/30/22	$26,812	$24,209	$27,113
05/31/22	$25,425	$24,254	$25,713
06/30/22	$22,669	$22,252	$22,924
07/31/22	$26,845	$24,304	$27,155
08/31/22	$25,652	$23,312	$25,947
09/30/22	$23,547	$21,165	$23,815
10/31/22	$23,807	$22,879	$24,080
11/30/22	$24,165	$24,158	$24,446
12/31/22	$21,409	$22,766	$21,649
01/31/23	$24,640	$24,196	$24,921
02/28/23	$24,125	$23,606	$24,400
03/31/23	$24,861	$24,473	$25,148
04/30/23	$24,574	$24,855	$24,860
05/31/23	$25,205	$24,963	$25,500
06/30/23	$28,294	$26,612	$28,635
07/31/23	$28,933	$27,467	$29,284
08/31/23	$28,446	$27,030	$28,791
09/30/23	$26,862	$25,741	$27,187
10/31/23	$25,385	$25,200	$25,693
11/30/23	$28,165	$27,501	$28,511
12/31/23	$29,895	$28,750	$30,268
01/31/24	$28,580	$29,233	$28,937
02/29/24	$30,851	$30,794	$31,241
03/31/24	$30,825	$31,785	$31,218
04/30/24	$29,394	$30,487	$29,768
05/31/24	$29,471	$31,999	$29,848
06/30/24	$30,610	$33,147	$31,008
07/31/24	$31,480	$33,550	$31,891
08/31/24	$31,422	$34,364	$31,835
09/30/24	$33,722	$35,098	$34,175

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLY	25.54%	11.64%	12.93%
S&P 500 Index	36.35%	15.98%	13.38%
Consumer Discretionary Select Sector Index	25.71%	11.77%	13.08%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$19,443,914,073
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$5,741,665

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Hotels, Restaurants & Leisure	24.0%
Specialty Retail	23.1%
Broadline Retail	22.9%
Automobiles	17.2%
Household Durables	5.4%
Textiles, Apparel & Luxury Goods	5.0%
Distributors	1.2%
Auto Components	0.8%
Leisure Equipment & Products	0.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Amazon.com, Inc.	22.1%
Tesla, Inc.	14.7%
Home Depot, Inc.	8.1%
McDonald's Corp.	4.4%
Lowe's Cos., Inc.	4.3%
Booking Holdings, Inc.	3.9%
TJX Cos., Inc.	3.7%
Starbucks Corp.	3.1%
NIKE, Inc., Class B	2.9%
Chipotle Mexican Grill, Inc.	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLY.

TSR AR XLY

The Consumer Staples Select Sector SPDR Fund

XLP

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Consumer Staples Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLP. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Staples Select Sector SPDR Fund	$9	0.08%

How did the Fund perform last year and what affected its performance?

Though producing positive returns for the reporting period, the Consumer Staples sector was hurt by the bull market that occurred around it. The defensive sector has persistent demand for its products and offers investors a strong dividend yield alternative when rates are low. When the overall market is striving, however, consumers focus more on discretionary sectors and that aforementioned demand tends to be surpassed by more luxurious and spontaneous purchases. The sector returned over 24%, but still lagged the broader S&P 500 by more than 12% for the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLP	S&P 500 Index	Consumer Staples Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,359	$10,244	$10,362
11/30/14	$10,925	$10,520	$10,931
12/31/14	$10,832	$10,493	$10,840
01/31/15	$10,717	$10,178	$10,726
02/28/15	$11,172	$10,763	$11,183
03/31/15	$10,958	$10,593	$10,971
04/30/15	$10,864	$10,695	$10,878
05/31/15	$10,958	$10,832	$10,974
06/30/15	$10,768	$10,622	$10,782
07/31/15	$11,365	$10,845	$11,383
08/31/15	$10,697	$10,191	$10,713
09/30/15	$10,745	$9,939	$10,762
10/31/15	$11,350	$10,777	$11,371
11/30/15	$11,247	$10,809	$11,269
12/31/15	$11,572	$10,638	$11,599
01/31/16	$11,643	$10,111	$11,673
02/29/16	$11,671	$10,097	$11,703
03/31/16	$12,220	$10,782	$12,256
04/30/16	$12,054	$10,824	$12,090
05/31/16	$12,147	$11,018	$12,186
06/30/16	$12,780	$11,047	$12,823
07/31/16	$12,676	$11,454	$12,720
08/31/16	$12,613	$11,470	$12,658
09/30/16	$12,410	$11,472	$12,455
10/31/16	$12,312	$11,263	$12,358
11/30/16	$11,791	$11,680	$11,833
12/31/16	$12,151	$11,911	$12,197
01/31/17	$12,352	$12,137	$12,400
02/28/17	$12,947	$12,619	$13,001
03/31/17	$12,896	$12,633	$12,951
04/30/17	$13,031	$12,763	$13,088
05/31/17	$13,384	$12,943	$13,445
06/30/17	$13,080	$13,023	$13,139
07/31/17	$13,166	$13,291	$13,227
08/31/17	$13,027	$13,332	$13,088
09/30/17	$12,933	$13,607	$12,993
10/31/17	$12,720	$13,925	$12,781
11/30/17	$13,427	$14,352	$13,494
12/31/17	$13,721	$14,511	$13,794
01/31/18	$13,951	$15,342	$14,026
02/28/18	$12,890	$14,777	$12,958
03/31/18	$12,772	$14,401	$12,839
04/30/18	$12,247	$14,456	$12,310
05/31/18	$12,055	$14,804	$12,117
06/30/18	$12,595	$14,896	$12,662
07/31/18	$13,099	$15,450	$13,171
08/31/18	$13,163	$15,953	$13,238
09/30/18	$13,282	$16,044	$13,357
10/31/18	$13,559	$14,947	$13,637
11/30/18	$13,889	$15,252	$13,970
12/31/18	$12,623	$13,875	$12,695
01/31/19	$13,261	$14,987	$13,339
02/28/19	$13,506	$15,468	$13,587
03/31/19	$14,023	$15,769	$14,111
04/30/19	$14,425	$16,407	$14,518
05/31/19	$13,902	$15,364	$13,992
06/30/19	$14,635	$16,447	$14,732
07/31/19	$14,976	$16,684	$15,077
08/31/19	$15,295	$16,419	$15,401
09/30/19	$15,559	$16,727	$15,669
10/31/19	$15,491	$17,089	$15,602
11/30/19	$15,700	$17,709	$15,815
12/31/19	$16,088	$18,244	$16,209
01/31/20	$16,139	$18,237	$16,262
02/29/20	$14,802	$16,735	$14,914
03/31/20	$13,998	$14,668	$14,105
04/30/20	$14,972	$16,549	$15,091
05/31/20	$15,221	$17,337	$15,344
06/30/20	$15,188	$17,682	$15,310
07/31/20	$16,224	$18,679	$16,359
08/31/20	$16,977	$20,021	$17,122
09/30/20	$16,698	$19,260	$16,840
10/31/20	$16,202	$18,748	$16,339
11/30/20	$17,420	$20,801	$17,572
12/31/20	$17,719	$21,600	$17,876
01/31/21	$16,836	$21,382	$16,985
02/28/21	$16,624	$21,972	$16,772
03/31/21	$17,996	$22,934	$18,165
04/30/21	$18,359	$24,158	$18,534
05/31/21	$18,681	$24,327	$18,862
06/30/21	$18,584	$24,895	$18,766
07/31/21	$18,980	$25,486	$19,168
08/31/21	$19,199	$26,261	$19,392
09/30/21	$18,399	$25,040	$18,582
10/31/21	$19,045	$26,794	$19,237
11/30/21	$18,772	$26,608	$18,964
12/31/21	$20,750	$27,801	$20,972
01/31/22	$20,449	$26,362	$20,669
02/28/22	$20,179	$25,573	$20,396
03/31/22	$20,482	$26,522	$20,707
04/30/22	$20,993	$24,209	$21,226
05/31/22	$20,130	$24,254	$20,350
06/30/22	$19,646	$22,252	$19,871
07/31/22	$20,278	$24,304	$20,514
08/31/22	$19,906	$23,312	$20,137
09/30/22	$18,283	$21,165	$18,491
10/31/22	$19,925	$22,879	$20,160
11/30/22	$21,159	$24,158	$21,413
12/31/22	$20,579	$22,766	$20,826
01/31/23	$20,351	$24,196	$20,597
02/28/23	$19,882	$23,606	$20,123
03/31/23	$20,721	$24,473	$20,976
04/30/23	$21,473	$24,855	$21,742
05/31/23	$20,146	$24,963	$20,394
06/30/23	$20,715	$26,612	$20,973
07/31/23	$21,151	$27,467	$21,417
08/31/23	$20,318	$27,030	$20,572
09/30/23	$19,350	$25,741	$19,588
10/31/23	$19,082	$25,200	$19,317
11/30/23	$19,872	$27,501	$20,120
12/31/23	$20,401	$28,750	$20,661
01/31/24	$20,662	$29,233	$20,928
02/29/24	$21,104	$30,794	$21,379
03/31/24	$21,794	$31,785	$22,083
04/30/24	$21,553	$30,487	$21,839
05/31/24	$22,062	$31,999	$22,358
06/30/24	$22,018	$33,147	$22,315
07/31/24	$22,382	$33,550	$22,687
08/31/24	$23,721	$34,364	$24,049
09/30/24	$24,001	$35,098	$24,336

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLP	24.04%	9.06%	9.15%
S&P 500 Index	36.35%	15.98%	13.38%
Consumer Staples Select Sector Index	24.23%	9.20%	9.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$17,898,707,828
Number of Portfolio Holdings	40
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,808,943

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Consumer Staples Distribution & Retail	28.4%
Beverages	20.0%
Household Products	19.5%
Food Products	19.0%
Tobacco	8.9%
Personal Care Products	3.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Procter & Gamble Co.	9.8%
Costco Wholesale Corp.	9.4%
Walmart, Inc.	8.4%
Coca-Cola Co.	6.7%
PepsiCo, Inc.	5.6%
Philip Morris International, Inc.	4.5%
Colgate-Palmolive Co.	4.4%
Mondelez International, Inc., Class A	4.4%
Altria Group, Inc.	4.4%
Target Corp.	4.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLP.

TSR AR XLP

The Energy Select Sector SPDR Fund

XLE

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Energy Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Energy Select Sector SPDR Fund	$8	0.08%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and high demand for oil, gas, energy equipment and services. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLE	S&P 500 Index	Energy Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,656	$10,244	$9,656
11/30/14	$8,804	$10,520	$8,804
12/31/14	$8,793	$10,493	$8,793
01/31/15	$8,392	$10,178	$8,392
02/28/15	$8,776	$10,763	$8,777
03/31/15	$8,648	$10,593	$8,651
04/30/15	$9,244	$10,695	$9,248
05/31/15	$8,764	$10,832	$8,767
06/30/15	$8,459	$10,622	$8,460
07/31/15	$7,809	$10,845	$7,809
08/31/15	$7,485	$10,191	$7,484
09/30/15	$6,948	$9,939	$6,943
10/31/15	$7,719	$10,777	$7,715
11/30/15	$7,714	$10,809	$7,710
12/31/15	$6,906	$10,638	$6,898
01/31/16	$6,671	$10,111	$6,664
02/29/16	$6,489	$10,097	$6,481
03/31/16	$7,139	$10,782	$7,133
04/30/16	$7,778	$10,824	$7,773
05/31/16	$7,712	$11,018	$7,709
06/30/16	$7,924	$11,047	$7,920
07/31/16	$7,825	$11,454	$7,822
08/31/16	$7,957	$11,470	$7,956
09/30/16	$8,249	$11,472	$8,248
10/31/16	$8,014	$11,263	$8,013
11/30/16	$8,698	$11,680	$8,701
12/31/16	$8,840	$11,911	$8,846
01/31/17	$8,555	$12,137	$8,561
02/28/17	$8,382	$12,619	$8,388
03/31/17	$8,263	$12,633	$8,267
04/30/17	$8,014	$12,763	$8,019
05/31/17	$7,732	$12,943	$7,736
06/30/17	$7,717	$13,023	$7,722
07/31/17	$7,923	$13,291	$7,929
08/31/17	$7,497	$13,332	$7,502
09/30/17	$8,248	$13,607	$8,263
10/31/17	$8,184	$13,925	$8,200
11/30/17	$8,329	$14,352	$8,347
12/31/17	$8,746	$14,511	$8,769
01/31/18	$9,073	$15,342	$9,098
02/28/18	$8,093	$14,777	$8,115
03/31/18	$8,231	$14,401	$8,256
04/30/18	$9,007	$14,456	$9,036
05/31/18	$9,277	$14,804	$9,308
06/30/18	$9,335	$14,896	$9,367
07/31/18	$9,470	$15,450	$9,503
08/31/18	$9,149	$15,953	$9,182
09/30/18	$9,373	$16,044	$9,410
10/31/18	$8,309	$14,947	$8,344
11/30/18	$8,176	$15,252	$8,210
12/31/18	$7,159	$13,875	$7,183
01/31/19	$7,964	$14,987	$7,993
02/28/19	$8,148	$15,468	$8,180
03/31/19	$8,320	$15,769	$8,355
04/30/19	$8,330	$16,407	$8,366
05/31/19	$7,406	$15,364	$7,434
06/30/19	$8,090	$16,447	$8,126
07/31/19	$7,950	$16,684	$7,986
08/31/19	$7,305	$16,419	$7,336
09/30/19	$7,584	$16,727	$7,621
10/31/19	$7,421	$17,089	$7,457
11/30/19	$7,544	$17,709	$7,581
12/31/19	$8,005	$18,244	$8,051
01/31/20	$7,121	$18,237	$7,161
02/29/20	$6,105	$16,735	$6,130
03/31/20	$3,945	$14,668	$3,965
04/30/20	$5,158	$16,549	$5,189
05/31/20	$5,264	$17,337	$5,298
06/30/20	$5,204	$17,682	$5,240
07/31/20	$4,953	$18,679	$4,982
08/31/20	$4,905	$20,021	$4,933
09/30/20	$4,195	$19,260	$4,214
10/31/20	$4,016	$18,748	$4,034
11/30/20	$5,148	$20,801	$5,175
12/31/20	$5,378	$21,600	$5,407
01/31/21	$5,581	$21,382	$5,611
02/28/21	$6,834	$21,972	$6,874
03/31/21	$7,025	$22,934	$7,067
04/30/21	$7,073	$24,158	$7,115
05/31/21	$7,482	$24,327	$7,528
06/30/21	$7,798	$24,895	$7,852
07/31/21	$7,146	$25,486	$7,195
08/31/21	$7,008	$26,261	$7,057
09/30/21	$7,633	$25,040	$7,690
10/31/21	$8,417	$26,794	$8,481
11/30/21	$7,987	$26,608	$8,048
12/31/21	$8,230	$27,801	$8,295
01/31/22	$9,777	$26,362	$9,856
02/28/22	$10,476	$25,573	$10,563
03/31/22	$11,437	$26,522	$11,537
04/30/22	$11,261	$24,209	$11,361
05/31/22	$13,038	$24,254	$13,156
06/30/22	$10,838	$22,252	$10,930
07/31/22	$11,869	$24,304	$11,972
08/31/22	$12,182	$23,312	$12,288
09/30/22	$11,018	$21,165	$11,111
10/31/22	$13,768	$22,879	$13,885
11/30/22	$13,957	$24,158	$14,077
12/31/22	$13,531	$22,766	$13,651
01/31/23	$13,895	$24,196	$14,018
02/28/23	$12,942	$23,606	$13,058
03/31/23	$12,935	$24,473	$13,055
04/30/23	$13,295	$24,855	$13,419
05/31/23	$11,961	$24,963	$12,073
06/30/23	$12,789	$26,612	$12,907
07/31/23	$13,790	$27,467	$13,918
08/31/23	$14,015	$27,030	$14,147
09/30/23	$14,357	$25,741	$14,490
10/31/23	$13,532	$25,200	$13,659
11/30/23	$13,428	$27,501	$13,556
12/31/23	$13,439	$28,750	$13,570
01/31/24	$13,371	$29,233	$13,502
02/29/24	$13,800	$30,794	$13,936
03/31/24	$15,255	$31,785	$15,409
04/30/24	$15,119	$30,487	$15,272
05/31/24	$15,054	$31,999	$15,208
06/30/24	$14,851	$33,147	$15,006
07/31/24	$15,181	$33,550	$15,341
08/31/24	$14,856	$34,364	$15,014
09/30/24	$14,421	$35,098	$14,574

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLE	0.45%	13.71%	3.73%
S&P 500 Index	36.35%	15.98%	13.38%
Energy Select Sector Index	0.58%	13.85%	3.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$35,460,368,140
Number of Portfolio Holdings	25
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$11,472,179

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	90.7%
Energy Equipment & Services	9.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Exxon Mobil Corp.	23.3%
Chevron Corp.	15.5%
ConocoPhillips	7.6%
Schlumberger NV	4.5%
EOG Resources, Inc.	4.5%
Williams Cos., Inc.	4.2%
Phillips 66	4.1%
Marathon Petroleum Corp.	4.1%
ONEOK, Inc.	4.0%
Valero Energy Corp.	3.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLE.

TSR AR XLE

The Financial Select Sector SPDR Fund

XLF

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Financial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLF. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Financial Select Sector SPDR Fund	$10	0.08%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLF	S&P 500 Index	Financial Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,294	$10,244	$10,297
11/30/14	$10,530	$10,520	$10,534
12/31/14	$10,719	$10,493	$10,725
01/31/15	$9,980	$10,178	$9,984
02/28/15	$10,562	$10,763	$10,569
03/31/15	$10,496	$10,593	$10,505
04/30/15	$10,514	$10,695	$10,524
05/31/15	$10,705	$10,832	$10,717
06/30/15	$10,674	$10,622	$10,685
07/31/15	$11,009	$10,845	$11,018
08/31/15	$10,266	$10,191	$10,274
09/30/15	$9,961	$9,939	$9,967
10/31/15	$10,580	$10,777	$10,590
11/30/15	$10,779	$10,809	$10,790
12/31/15	$10,547	$10,638	$10,561
01/31/16	$9,614	$10,111	$9,626
02/29/16	$9,331	$10,097	$9,343
03/31/16	$10,012	$10,782	$10,027
04/30/16	$10,350	$10,824	$10,368
05/31/16	$10,558	$11,018	$10,579
06/30/16	$10,222	$11,047	$10,239
07/31/16	$10,582	$11,454	$10,602
08/31/16	$10,985	$11,470	$11,009
09/30/16	$10,694	$11,472	$10,709
10/31/16	$10,938	$11,263	$10,955
11/30/16	$12,457	$11,680	$12,482
12/31/16	$12,940	$11,911	$12,969
01/31/17	$12,971	$12,137	$12,999
02/28/17	$13,642	$12,619	$13,675
03/31/17	$13,266	$12,633	$13,296
04/30/17	$13,153	$12,763	$13,184
05/31/17	$12,996	$12,943	$13,024
06/30/17	$13,828	$13,023	$13,861
07/31/17	$14,065	$13,291	$14,100
08/31/17	$13,838	$13,332	$13,873
09/30/17	$14,545	$13,607	$14,587
10/31/17	$14,970	$13,925	$15,015
11/30/17	$15,491	$14,352	$15,541
12/31/17	$15,792	$14,511	$15,846
01/31/18	$16,810	$15,342	$16,872
02/28/18	$16,342	$14,777	$16,402
03/31/18	$15,637	$14,401	$15,694
04/30/18	$15,578	$14,456	$15,636
05/31/18	$15,437	$14,804	$15,495
06/30/18	$15,140	$14,896	$15,198
07/31/18	$15,935	$15,450	$15,999
08/31/18	$16,153	$15,953	$16,221
09/30/18	$15,794	$16,044	$15,860
10/31/18	$15,047	$14,947	$15,109
11/30/18	$15,466	$15,252	$15,532
12/31/18	$13,724	$13,875	$13,781
01/31/19	$14,933	$14,987	$14,999
02/28/19	$15,292	$15,468	$15,362
03/31/19	$14,893	$15,769	$14,961
04/30/19	$16,231	$16,407	$16,308
05/31/19	$15,067	$15,364	$15,138
06/30/19	$16,078	$16,447	$16,157
07/31/19	$16,470	$16,684	$16,553
08/31/19	$15,672	$16,419	$15,751
09/30/19	$16,395	$16,727	$16,482
10/31/19	$16,788	$17,089	$16,880
11/30/19	$17,631	$17,709	$17,731
12/31/19	$18,102	$18,244	$18,208
01/31/20	$17,634	$18,237	$17,738
02/29/20	$15,664	$16,735	$15,753
03/31/20	$12,321	$14,668	$12,396
04/30/20	$13,496	$16,549	$13,583
05/31/20	$13,861	$17,337	$13,952
06/30/20	$13,817	$17,682	$13,908
07/31/20	$14,335	$18,679	$14,432
08/31/20	$14,947	$20,021	$15,051
09/30/20	$14,430	$19,260	$14,526
10/31/20	$14,312	$18,748	$14,408
11/30/20	$16,727	$20,801	$16,843
12/31/20	$17,771	$21,600	$17,900
01/31/21	$17,471	$21,382	$17,601
02/28/21	$19,473	$21,972	$19,623
03/31/21	$20,600	$22,934	$20,762
04/30/21	$21,949	$24,158	$22,126
05/31/21	$22,996	$24,327	$23,185
06/30/21	$22,310	$24,895	$22,498
07/31/21	$22,211	$25,486	$22,400
08/31/21	$23,347	$26,261	$23,551
09/30/21	$22,913	$25,040	$23,115
10/31/21	$24,580	$26,794	$24,802
11/30/21	$23,183	$26,608	$23,393
12/31/21	$23,950	$27,801	$24,171
01/31/22	$23,962	$26,362	$24,184
02/28/22	$23,637	$25,573	$23,857
03/31/22	$23,591	$26,522	$23,813
04/30/22	$21,266	$24,209	$21,462
05/31/22	$21,846	$24,254	$22,048
06/30/22	$19,465	$22,252	$19,645
07/31/22	$20,864	$24,304	$21,062
08/31/22	$20,444	$23,312	$20,638
09/30/22	$18,864	$21,165	$19,036
10/31/22	$21,120	$22,879	$21,318
11/30/22	$22,603	$24,158	$22,819
12/31/22	$21,422	$22,766	$21,625
01/31/23	$22,888	$24,196	$23,110
02/28/23	$22,362	$23,606	$22,580
03/31/23	$20,234	$24,473	$20,422
04/30/23	$20,874	$24,855	$21,072
05/31/23	$19,973	$24,963	$20,162
06/30/23	$21,307	$26,612	$21,512
07/31/23	$22,336	$27,467	$22,555
08/31/23	$21,745	$27,030	$21,958
09/30/23	$21,064	$25,741	$21,269
10/31/23	$20,545	$25,200	$20,745
11/30/23	$22,780	$27,501	$23,010
12/31/23	$24,004	$28,750	$24,252
01/31/24	$24,732	$29,233	$24,991
02/29/24	$25,756	$30,794	$26,031
03/31/24	$26,979	$31,785	$27,274
04/30/24	$25,852	$30,487	$26,133
05/31/24	$26,665	$31,999	$26,958
06/30/24	$26,428	$33,147	$26,719
07/31/24	$28,137	$33,550	$28,445
08/31/24	$29,401	$34,364	$29,729
09/30/24	$29,241	$35,098	$29,567

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLF	38.82%	12.27%	11.33%
S&P 500 Index	36.35%	15.98%	13.38%
Financial Select Sector Index	39.01%	12.40%	11.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$42,293,858,417
Number of Portfolio Holdings	74
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$11,312,299

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Financial Services	31.8%
Banks	30.2%
Capital Markets	17.0%
Insurance	16.7%
Consumer Finance	4.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Berkshire Hathaway, Inc., Class B	13.4%
JPMorgan Chase & Co.	9.5%
Visa, Inc., Class A	7.3%
Mastercard, Inc., Class A	6.5%
Bank of America Corp.	4.3%
Wells Fargo & Co.	3.1%
S&P Global, Inc.	2.6%
Goldman Sachs Group, Inc.	2.5%
American Express Co.	2.4%
Progressive Corp.	2.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLF.

TSR AR XLF

The Health Care Select Sector SPDR Fund

XLV

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Health Care Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLV. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Health Care Select Sector SPDR Fund	$9	0.08%

How did the Fund perform last year and what affected its performance?

All 11 sectors in the S&P 500 Index posted positive returns year-to-date as of September 2024, with Health Care sector underperforming the overall market. The Health Care sector experienced positive returns in three out of four quarters, and it recorded its best return in Q1 2024. The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLV	S&P 500 Index	Health Care Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,533	$10,244	$10,535
11/30/14	$10,889	$10,520	$10,893
12/31/14	$10,745	$10,493	$10,751
01/31/15	$10,879	$10,178	$10,884
02/28/15	$11,351	$10,763	$11,357
03/31/15	$11,453	$10,593	$11,460
04/30/15	$11,295	$10,695	$11,303
05/31/15	$11,807	$10,832	$11,818
06/30/15	$11,773	$10,622	$11,784
07/31/15	$12,097	$10,845	$12,111
08/31/15	$11,148	$10,191	$11,160
09/30/15	$10,522	$9,939	$10,530
10/31/15	$11,331	$10,777	$11,342
11/30/15	$11,283	$10,809	$11,295
12/31/15	$11,482	$10,638	$11,498
01/31/16	$10,611	$10,111	$10,626
02/29/16	$10,559	$10,097	$10,574
03/31/16	$10,844	$10,782	$10,863
04/30/16	$11,160	$10,824	$11,180
05/31/16	$11,403	$11,018	$11,426
06/30/16	$11,521	$11,047	$11,543
07/31/16	$12,083	$11,454	$12,109
08/31/16	$11,683	$11,470	$11,708
09/30/16	$11,621	$11,472	$11,648
10/31/16	$10,862	$11,263	$10,887
11/30/16	$11,078	$11,680	$11,105
12/31/16	$11,157	$11,911	$11,185
01/31/17	$11,404	$12,137	$11,434
02/28/17	$12,134	$12,619	$12,170
03/31/17	$12,082	$12,633	$12,118
04/30/17	$12,270	$12,763	$12,308
05/31/17	$12,366	$12,943	$12,406
06/30/17	$12,932	$13,023	$12,979
07/31/17	$13,030	$13,291	$13,079
08/31/17	$13,265	$13,332	$13,317
09/30/17	$13,389	$13,607	$13,443
10/31/17	$13,285	$13,925	$13,340
11/30/17	$13,670	$14,352	$13,729
12/31/17	$13,579	$14,511	$13,638
01/31/18	$14,479	$15,342	$14,545
02/28/18	$13,832	$14,777	$13,895
03/31/18	$13,404	$14,401	$13,466
04/30/18	$13,566	$14,456	$13,630
05/31/18	$13,595	$14,804	$13,660
06/30/18	$13,814	$14,896	$13,882
07/31/18	$14,724	$15,450	$14,801
08/31/18	$15,364	$15,953	$15,448
09/30/18	$15,812	$16,044	$15,900
10/31/18	$14,754	$14,947	$14,836
11/30/18	$15,791	$15,252	$15,883
12/31/18	$14,433	$13,875	$14,514
01/31/19	$15,128	$14,987	$15,217
02/28/19	$15,304	$15,468	$15,396
03/31/19	$15,378	$15,769	$15,471
04/30/19	$14,975	$16,407	$15,064
05/31/19	$14,622	$15,364	$14,709
06/30/19	$15,589	$16,447	$15,686
07/31/19	$15,340	$16,684	$15,436
08/31/19	$15,262	$16,419	$15,359
09/30/19	$15,235	$16,727	$15,333
10/31/19	$16,010	$17,089	$16,117
11/30/19	$16,814	$17,709	$16,929
12/31/19	$17,414	$18,244	$17,537
01/31/20	$16,941	$18,237	$17,060
02/29/20	$15,815	$16,735	$15,923
03/31/20	$15,204	$14,668	$15,315
04/30/20	$17,120	$16,549	$17,252
05/31/20	$17,681	$17,337	$17,819
06/30/20	$17,260	$17,682	$17,395
07/31/20	$18,185	$18,679	$18,332
08/31/20	$18,667	$20,021	$18,821
09/30/20	$18,267	$19,260	$18,416
10/31/20	$17,594	$18,748	$17,738
11/30/20	$18,985	$20,801	$19,146
12/31/20	$19,724	$21,600	$19,895
01/31/21	$20,002	$21,382	$20,177
02/28/21	$19,580	$21,972	$19,752
03/31/21	$20,345	$22,934	$20,527
04/30/21	$21,147	$24,158	$21,340
05/31/21	$21,544	$24,327	$21,744
06/30/21	$22,045	$24,895	$22,252
07/31/21	$23,120	$25,486	$23,342
08/31/21	$23,666	$26,261	$23,897
09/30/21	$22,354	$25,040	$22,571
10/31/21	$23,503	$26,794	$23,737
11/30/21	$22,798	$26,608	$23,025
12/31/21	$24,837	$27,801	$25,093
01/31/22	$23,159	$26,362	$23,398
02/28/22	$22,922	$25,573	$23,159
03/31/22	$24,191	$26,522	$24,447
04/30/22	$23,054	$24,209	$23,296
05/31/22	$23,383	$24,254	$23,631
06/30/22	$22,755	$22,252	$23,002
07/31/22	$23,508	$24,304	$23,766
08/31/22	$22,151	$23,312	$22,392
09/30/22	$21,577	$21,165	$21,811
10/31/22	$23,666	$22,879	$23,929
11/30/22	$24,801	$24,158	$25,082
12/31/22	$24,327	$22,766	$24,603
01/31/23	$23,871	$24,196	$24,143
02/28/23	$22,773	$23,606	$23,031
03/31/23	$23,277	$24,473	$23,543
04/30/23	$23,991	$24,855	$24,267
05/31/23	$22,963	$24,963	$23,226
06/30/23	$23,959	$26,612	$24,238
07/31/23	$24,201	$27,467	$24,485
08/31/23	$24,036	$27,030	$24,316
09/30/23	$23,326	$25,741	$23,596
10/31/23	$22,576	$25,200	$22,838
11/30/23	$23,793	$27,501	$24,073
12/31/23	$24,811	$28,750	$25,109
01/31/24	$25,556	$29,233	$25,865
02/29/24	$26,373	$30,794	$26,697
03/31/24	$26,998	$31,785	$27,331
04/30/24	$25,626	$30,487	$25,943
05/31/24	$26,234	$31,999	$26,561
06/30/24	$26,732	$33,147	$27,069
07/31/24	$27,438	$33,550	$27,787
08/31/24	$28,833	$34,364	$29,205
09/30/24	$28,349	$35,098	$28,713

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLV	21.53%	13.22%	10.98%
S&P 500 Index	36.35%	15.98%	13.38%
Health Care Select Sector Index	21.69%	13.37%	11.12%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$41,830,222,633
Number of Portfolio Holdings	64
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$12,039,266

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Pharmaceuticals	31.1%
Health Care Providers & Services	21.3%
Health Care Equipment & Supplies	20.4%
Biotechnology	16.3%
Life Sciences Tools & Services	10.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Eli Lilly & Co.	12.4%
UnitedHealth Group, Inc.	9.5%
Johnson & Johnson	6.9%
AbbVie, Inc.	6.2%
Merck & Co., Inc.	5.1%
Thermo Fisher Scientific, Inc.	4.2%
Abbott Laboratories	3.5%
Danaher Corp.	3.2%
Intuitive Surgical, Inc.	3.1%
Amgen, Inc.	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLV.

TSR AR XLV

The Industrial Select Sector SPDR Fund

XLI

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Industrial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLI. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Industrial Select Sector SPDR Fund	$9	0.08%

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. With the Fed finally cutting rates in September by 0.50%, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.  The Industrial sector advanced over 35% over the reporting period and slightly underperformed the S&P 500 Index.  The Aerospace and Defense sub-industry was the largest contributor to performance, with GE Aerospace (GE) leading the way.  GE soared over 100% over the reporting period amid its conversion to a pure-play aerospace company.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLI	S&P 500 Index	Industrial Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,394	$10,244	$10,396
11/30/14	$10,709	$10,520	$10,713
12/31/14	$10,707	$10,493	$10,713
01/31/15	$10,323	$10,178	$10,330
02/28/15	$10,884	$10,763	$10,894
03/31/15	$10,612	$10,593	$10,622
04/30/15	$10,577	$10,695	$10,588
05/31/15	$10,612	$10,832	$10,624
06/30/15	$10,339	$10,622	$10,349
07/31/15	$10,360	$10,845	$10,372
08/31/15	$9,802	$10,191	$9,812
09/30/15	$9,591	$9,939	$9,599
10/31/15	$10,427	$10,777	$10,439
11/30/15	$10,514	$10,809	$10,526
12/31/15	$10,251	$10,638	$10,264
01/31/16	$9,671	$10,111	$9,682
02/29/16	$10,073	$10,097	$10,088
03/31/16	$10,784	$10,782	$10,804
04/30/16	$10,916	$10,824	$10,937
05/31/16	$10,866	$11,018	$10,890
06/30/16	$10,947	$11,047	$10,970
07/31/16	$11,347	$11,454	$11,373
08/31/16	$11,456	$11,470	$11,478
09/30/16	$11,472	$11,472	$11,496
10/31/16	$11,240	$11,263	$11,264
11/30/16	$12,253	$11,680	$12,284
12/31/16	$12,296	$11,911	$12,330
01/31/17	$12,531	$12,137	$12,567
02/28/17	$13,016	$12,619	$13,056
03/31/17	$12,928	$12,633	$12,968
04/30/17	$13,171	$12,763	$13,214
05/31/17	$13,405	$12,943	$13,451
06/30/17	$13,595	$13,023	$13,643
07/31/17	$13,627	$13,291	$13,678
08/31/17	$13,662	$13,332	$13,715
09/30/17	$14,229	$13,607	$14,288
10/31/17	$14,336	$13,925	$14,398
11/30/17	$14,920	$14,352	$14,989
12/31/17	$15,228	$14,511	$15,302
01/31/18	$16,069	$15,342	$16,150
02/28/18	$15,448	$14,777	$15,526
03/31/18	$15,032	$14,401	$15,109
04/30/18	$14,612	$14,456	$14,687
05/31/18	$15,048	$14,804	$15,129
06/30/18	$14,551	$14,896	$14,628
07/31/18	$15,614	$15,450	$15,700
08/31/18	$15,658	$15,953	$15,747
09/30/18	$15,998	$16,044	$16,091
10/31/18	$14,270	$14,947	$14,351
11/30/18	$14,815	$15,252	$14,903
12/31/18	$13,234	$13,875	$13,309
01/31/19	$14,739	$14,987	$14,828
02/28/19	$15,678	$15,468	$15,777
03/31/19	$15,500	$15,769	$15,598
04/30/19	$16,134	$16,407	$16,239
05/31/19	$14,884	$15,364	$14,978
06/30/19	$16,047	$16,447	$16,154
07/31/19	$16,152	$16,684	$16,262
08/31/19	$15,726	$16,419	$15,835
09/30/19	$16,198	$16,727	$16,314
10/31/19	$16,372	$17,089	$16,491
11/30/19	$17,099	$17,709	$17,227
12/31/19	$17,087	$18,244	$17,217
01/31/20	$17,009	$18,237	$17,140
02/29/20	$15,426	$16,735	$15,541
03/31/20	$12,458	$14,668	$12,560
04/30/20	$13,543	$16,549	$13,657
05/31/20	$14,283	$17,337	$14,408
06/30/20	$14,568	$17,682	$14,697
07/31/20	$15,198	$18,679	$15,335
08/31/20	$16,504	$20,021	$16,657
09/30/20	$16,379	$19,260	$16,530
10/31/20	$16,143	$18,748	$16,293
11/30/20	$18,715	$20,801	$18,896
12/31/20	$18,937	$21,600	$19,122
01/31/21	$18,122	$21,382	$18,299
02/28/21	$19,367	$21,972	$19,560
03/31/21	$21,085	$22,934	$21,304
04/30/21	$21,840	$24,158	$22,069
05/31/21	$22,522	$24,327	$22,761
06/30/21	$22,023	$24,895	$22,258
07/31/21	$22,217	$25,486	$22,456
08/31/21	$22,469	$26,261	$22,713
09/30/21	$21,087	$25,040	$21,317
10/31/21	$22,535	$26,794	$22,784
11/30/21	$21,744	$26,608	$21,987
12/31/21	$22,901	$27,801	$23,160
01/31/22	$21,817	$26,362	$22,065
02/28/22	$21,624	$25,573	$21,872
03/31/22	$22,352	$26,522	$22,612
04/30/22	$20,669	$24,209	$20,910
05/31/22	$20,569	$24,254	$20,810
06/30/22	$19,044	$22,252	$19,271
07/31/22	$20,851	$24,304	$21,102
08/31/22	$20,266	$23,312	$20,509
09/30/22	$18,146	$21,165	$18,361
10/31/22	$20,672	$22,879	$20,917
11/30/22	$22,292	$24,158	$22,560
12/31/22	$21,631	$22,766	$21,891
01/31/23	$22,433	$24,196	$22,704
02/28/23	$22,231	$23,606	$22,502
03/31/23	$22,375	$24,473	$22,650
04/30/23	$22,109	$24,855	$22,382
05/31/23	$21,408	$24,963	$21,674
06/30/23	$23,824	$26,612	$24,120
07/31/23	$24,514	$27,467	$24,820
08/31/23	$24,024	$27,030	$24,326
09/30/23	$22,592	$25,741	$22,875
10/31/23	$21,931	$25,200	$22,207
11/30/23	$23,864	$27,501	$24,166
12/31/23	$25,534	$28,750	$25,860
01/31/24	$25,307	$29,233	$25,632
02/29/24	$27,135	$30,794	$27,486
03/31/24	$28,328	$31,785	$28,698
04/30/24	$27,314	$30,487	$27,672
05/31/24	$27,762	$31,999	$28,129
06/30/24	$27,501	$33,147	$27,866
07/31/24	$28,846	$33,550	$29,230
08/31/24	$29,669	$34,364	$30,066
09/30/24	$30,670	$35,098	$31,084

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLI	35.75%	13.62%	11.86%
S&P 500 Index	36.35%	15.98%	13.38%
Industrial Select Sector Index	35.89%	13.76%	12.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$19,537,107,137
Number of Portfolio Holdings	81
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$5,227,008

What did the Fund invest in as of 9/30/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Machinery	19.9%
Aerospace & Defense	18.0%
Ground Transportation	11.6%
Industrial Conglomerates	10.0%
Electrical Equipment	8.3%
Professional Services	7.6%
Commercial Services & Supplies	6.6%
Building Products	6.5%
Air Freight & Logistics	4.6%
Trading Companies & Distributors	3.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
General Electric Co.	4.9%
Caterpillar, Inc.	4.6%
RTX Corp.	3.9%
Uber Technologies, Inc.	3.8%
Union Pacific Corp.	3.6%
Honeywell International, Inc.	3.2%
Eaton Corp. PLC	3.2%
Lockheed Martin Corp.	3.0%
Automatic Data Processing, Inc.	2.7%
Deere & Co.	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLI.

TSR AR XLI

The Materials Select Sector SPDR Fund

XLB

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Materials Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLB. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Materials Select Sector SPDR Fund	$9	0.08%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and high demand for various metals, chemicals, construction materials, and containers & packaging. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLB	S&P 500 Index	Materials Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,764	$10,244	$9,765
11/30/14	$9,912	$10,520	$9,915
12/31/14	$9,861	$10,493	$9,865
01/31/15	$9,673	$10,178	$9,678
02/28/15	$10,448	$10,763	$10,457
03/31/15	$9,951	$10,593	$9,959
04/30/15	$10,263	$10,695	$10,274
05/31/15	$10,308	$10,832	$10,320
06/30/15	$9,905	$10,622	$9,915
07/31/15	$9,402	$10,845	$9,413
08/31/15	$8,882	$10,191	$8,892
09/30/15	$8,225	$9,939	$8,230
10/31/15	$9,332	$10,777	$9,341
11/30/15	$9,408	$10,809	$9,419
12/31/15	$9,015	$10,638	$9,026
01/31/16	$8,045	$10,111	$8,054
02/29/16	$8,672	$10,097	$8,685
03/31/16	$9,325	$10,782	$9,342
04/30/16	$9,803	$10,824	$9,823
05/31/16	$9,773	$11,018	$9,794
06/30/16	$9,697	$11,047	$9,716
07/31/16	$10,194	$11,454	$10,216
08/31/16	$10,172	$11,470	$10,196
09/30/16	$10,044	$11,472	$10,068
10/31/16	$9,831	$11,263	$9,856
11/30/16	$10,503	$11,680	$10,532
12/31/16	$10,517	$11,911	$10,548
01/31/17	$11,001	$12,137	$11,035
02/28/17	$11,075	$12,619	$11,111
03/31/17	$11,128	$12,633	$11,165
04/30/17	$11,285	$12,763	$11,325
05/31/17	$11,274	$12,943	$11,315
06/30/17	$11,479	$13,023	$11,523
07/31/17	$11,655	$13,291	$11,700
08/31/17	$11,754	$13,332	$11,802
09/30/17	$12,185	$13,607	$12,212
10/31/17	$12,652	$13,925	$12,682
11/30/17	$12,779	$14,352	$12,812
12/31/17	$13,035	$14,511	$13,071
01/31/18	$13,567	$15,342	$13,606
02/28/18	$12,856	$14,777	$12,893
03/31/18	$12,319	$14,401	$12,353
04/30/18	$12,335	$14,456	$12,370
05/31/18	$12,592	$14,804	$12,629
06/30/18	$12,622	$14,896	$12,659
07/31/18	$12,979	$15,450	$13,019
08/31/18	$12,896	$15,953	$12,937
09/30/18	$12,653	$16,044	$12,693
10/31/18	$11,492	$14,947	$11,527
11/30/18	$11,940	$15,252	$11,978
12/31/18	$11,109	$13,875	$11,143
01/31/19	$11,718	$14,987	$11,757
02/28/19	$12,101	$15,468	$12,143
03/31/19	$12,249	$15,769	$12,293
04/30/19	$12,687	$16,407	$12,735
05/31/19	$11,650	$15,364	$11,692
06/30/19	$13,006	$16,447	$13,062
07/31/19	$12,959	$16,684	$13,016
08/31/19	$12,602	$16,419	$12,658
09/30/19	$12,987	$16,727	$13,048
10/31/19	$12,984	$17,089	$13,045
11/30/19	$13,394	$17,709	$13,460
12/31/19	$13,795	$18,244	$13,866
01/31/20	$12,938	$18,237	$13,004
02/29/20	$11,849	$16,735	$11,909
03/31/20	$10,174	$14,668	$10,222
04/30/20	$11,718	$16,549	$11,777
05/31/20	$12,531	$17,337	$12,597
06/30/20	$12,798	$17,682	$12,867
07/31/20	$13,707	$18,679	$13,783
08/31/20	$14,313	$20,021	$14,394
09/30/20	$14,515	$19,260	$14,597
10/31/20	$14,411	$18,748	$14,494
11/30/20	$16,213	$20,801	$16,310
12/31/20	$16,601	$21,600	$16,703
01/31/21	$16,209	$21,382	$16,309
02/28/21	$16,867	$21,972	$16,936
03/31/21	$18,142	$22,934	$18,223
04/30/21	$19,115	$24,158	$19,201
05/31/21	$20,089	$24,327	$20,183
06/30/21	$19,039	$24,895	$19,127
07/31/21	$19,426	$25,486	$19,518
08/31/21	$19,799	$26,261	$19,896
09/30/21	$18,376	$25,040	$18,463
10/31/21	$19,772	$26,794	$19,871
11/30/21	$19,673	$26,608	$19,773
12/31/21	$21,156	$27,801	$21,270
01/31/22	$19,709	$26,362	$19,816
02/28/22	$19,463	$25,573	$19,570
03/31/22	$20,645	$26,522	$20,765
04/30/22	$19,923	$24,209	$20,040
05/31/22	$20,149	$24,254	$20,269
06/30/22	$17,363	$22,252	$17,464
07/31/22	$18,426	$24,304	$18,536
08/31/22	$17,786	$23,312	$17,892
09/30/22	$16,128	$21,165	$16,220
10/31/22	$17,578	$22,879	$17,680
11/30/22	$19,642	$24,158	$19,759
12/31/22	$18,551	$22,766	$18,661
01/31/23	$20,215	$24,196	$20,337
02/28/23	$19,546	$23,606	$19,665
03/31/23	$19,342	$24,473	$19,461
04/30/23	$19,314	$24,855	$19,434
05/31/23	$17,990	$24,963	$18,103
06/30/23	$19,978	$26,612	$20,104
07/31/23	$20,658	$27,467	$20,790
08/31/23	$19,980	$27,030	$20,109
09/30/23	$19,026	$25,741	$19,147
10/31/23	$18,419	$25,200	$18,537
11/30/23	$19,957	$27,501	$20,087
12/31/23	$20,863	$28,750	$21,001
01/31/24	$20,057	$29,233	$20,192
02/29/24	$21,364	$30,794	$21,509
03/31/24	$22,744	$31,785	$22,901
04/30/24	$21,699	$30,487	$21,851
05/31/24	$22,396	$31,999	$22,554
06/30/24	$21,718	$33,147	$21,871
07/31/24	$22,658	$33,550	$22,820
08/31/24	$23,190	$34,364	$23,357
09/30/24	$23,817	$35,098	$23,993

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLB	25.18%	12.89%	9.07%
S&P 500 Index	36.35%	15.98%	13.38%
Materials Select Sector Index	25.31%	12.96%	9.15%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$5,555,902,118
Number of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,658,613

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Chemicals	63.9%
Metals & Mining	16.1%
Containers & Packaging	12.6%
Construction Materials	7.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Linde PLC	17.5%
Sherwin-Williams Co.	6.8%
Freeport-McMoRan, Inc.	5.5%
Air Products & Chemicals, Inc.	5.1%
Ecolab, Inc.	4.9%
Newmont Corp.	4.7%
Corteva, Inc.	4.5%
Dow, Inc.	4.2%
DuPont de Nemours, Inc.	4.1%
Nucor Corp.	3.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLB.

TSR AR XLB

The Real Estate Select Sector SPDR Fund

XLRE

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Real Estate Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLRE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Real Estate Select Sector SPDR Fund	$9	0.08%

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. With the Fed finally cutting rates in September by 0.50%, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. Due to the capital-intensive nature of real estate, the sector is particularly sensitive to interest rates changes. The Fund advanced over 35% and slightly underperformed the S&P 500 Index over the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLRE	S&P 500 Index	Real Estate Select Sector Index
10/07/15	$10,000	$10,000	$10,000
10/31/15	$10,315	$10,425	$10,316
11/30/15	$10,248	$10,456	$10,252
12/31/15	$10,458	$10,292	$10,468
01/31/16	$9,980	$9,781	$9,988
02/29/16	$9,872	$9,768	$9,879
03/31/16	$10,912	$10,430	$10,931
04/30/16	$10,672	$10,471	$10,691
05/31/16	$10,841	$10,659	$10,861
06/30/16	$11,531	$10,686	$11,554
07/31/16	$11,866	$11,080	$11,891
08/31/16	$11,443	$11,096	$11,466
09/30/16	$11,292	$11,098	$11,312
10/31/16	$10,672	$10,896	$10,691
11/30/16	$10,343	$11,299	$10,363
12/31/16	$10,792	$11,522	$10,814
01/31/17	$10,784	$11,741	$10,807
02/28/17	$11,287	$12,207	$11,313
03/31/17	$11,169	$12,221	$11,197
04/30/17	$11,179	$12,347	$11,208
05/31/17	$11,258	$12,521	$11,289
06/30/17	$11,472	$12,599	$11,506
07/31/17	$11,607	$12,858	$11,644
08/31/17	$11,738	$12,897	$11,776
09/30/17	$11,576	$13,163	$11,613
10/31/17	$11,662	$13,470	$11,700
11/30/17	$12,006	$13,883	$12,048
12/31/17	$11,947	$14,038	$11,987
01/31/18	$11,723	$14,842	$11,761
02/28/18	$10,935	$14,295	$10,971
03/31/18	$11,347	$13,931	$11,386
04/30/18	$11,276	$13,985	$11,315
05/31/18	$11,529	$14,322	$11,570
06/30/18	$12,036	$14,410	$12,084
07/31/18	$12,165	$14,946	$12,214
08/31/18	$12,467	$15,433	$12,519
09/30/18	$12,140	$15,521	$12,188
10/31/18	$11,938	$14,460	$11,984
11/30/18	$12,607	$14,755	$12,658
12/31/18	$11,676	$13,422	$11,721
01/31/19	$12,932	$14,498	$12,985
02/28/19	$13,075	$14,964	$13,130
03/31/19	$13,716	$15,254	$13,776
04/30/19	$13,650	$15,872	$13,711
05/31/19	$13,807	$14,863	$13,870
06/30/19	$14,055	$15,911	$14,115
07/31/19	$14,297	$16,139	$14,360
08/31/19	$14,991	$15,884	$15,060
09/30/19	$15,132	$16,181	$15,203
10/31/19	$15,114	$16,531	$15,186
11/30/19	$14,852	$17,132	$14,925
12/31/19	$15,043	$17,649	$15,121
01/31/20	$15,255	$17,642	$15,336
02/29/20	$14,286	$16,189	$14,363
03/31/20	$12,141	$14,190	$12,216
04/30/20	$13,286	$16,009	$13,374
05/31/20	$13,539	$16,771	$13,630
06/30/20	$13,740	$17,105	$13,831
07/31/20	$14,286	$18,069	$14,383
08/31/20	$14,292	$19,368	$14,390
09/30/20	$14,003	$18,632	$14,096
10/31/20	$13,538	$18,137	$13,630
11/30/20	$14,484	$20,122	$14,585
12/31/20	$14,701	$20,896	$14,806
01/31/21	$14,778	$20,685	$14,884
02/28/21	$15,005	$21,255	$15,113
03/31/21	$16,020	$22,186	$16,142
04/30/21	$17,343	$23,370	$17,479
05/31/21	$17,551	$23,533	$17,691
06/30/21	$18,109	$24,083	$18,255
07/31/21	$18,947	$24,655	$19,101
08/31/21	$19,477	$25,404	$19,638
09/30/21	$18,263	$24,223	$18,415
10/31/21	$19,640	$25,920	$19,805
11/30/21	$19,470	$25,740	$19,636
12/31/21	$21,460	$26,894	$21,645
01/31/22	$19,634	$25,502	$19,805
02/28/22	$18,667	$24,739	$18,832
03/31/22	$20,120	$25,657	$20,299
04/30/22	$19,402	$23,420	$19,577
05/31/22	$18,427	$23,463	$18,594
06/30/22	$17,144	$21,526	$17,311
07/31/22	$18,606	$23,511	$18,789
08/31/22	$17,561	$22,552	$17,734
09/30/22	$15,257	$20,475	$15,401
10/31/22	$15,567	$22,133	$15,716
11/30/22	$16,640	$23,370	$16,801
12/31/22	$15,837	$22,023	$15,990
01/31/23	$17,403	$23,407	$17,573
02/28/23	$16,371	$22,836	$16,532
03/31/23	$16,146	$23,674	$16,301
04/30/23	$16,301	$24,044	$16,459
05/31/23	$15,565	$24,148	$15,717
06/30/23	$16,440	$25,744	$16,596
07/31/23	$16,644	$26,571	$16,803
08/31/23	$16,145	$26,148	$16,300
09/30/23	$14,981	$24,901	$15,119
10/31/23	$14,561	$24,378	$14,696
11/30/23	$16,374	$26,604	$16,527
12/31/23	$17,797	$27,813	$17,965
01/31/24	$16,952	$28,280	$17,114
02/29/24	$17,388	$29,790	$17,556
03/31/24	$17,694	$30,749	$17,867
04/30/24	$16,190	$29,493	$16,348
05/31/24	$17,011	$30,955	$17,179
06/30/24	$17,355	$32,066	$17,525
07/31/24	$18,606	$32,456	$18,790
08/31/24	$19,681	$33,243	$19,878
09/30/24	$20,330	$33,953	$20,535

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/7/15
XLRE	35.70%	6.08%	8.22%
S&P 500 Index	36.35%	15.98%	14.58%
Real Estate Select Sector Index	35.83%	6.20%	8.34%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$8,303,552,033
Number of Portfolio Holdings	33
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,790,961

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Specialized REITs	44.6%
Retail REITs	12.5%
Residential REITs	12.4%
Industrial REITs	10.2%
Health Care REITs	10.2%
Real Estate Management & Development	6.0%
Office REITs	2.7%
Hotel & Resort REITs	1.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	10.2%
American Tower Corp.	9.5%
Equinix, Inc.	7.4%
Welltower, Inc.	6.5%
Public Storage	5.0%
Realty Income Corp.	4.8%
Simon Property Group, Inc.	4.5%
Crown Castle, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Extra Space Storage, Inc.	3.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLRE.

TSR AR XLRE

The Technology Select Sector SPDR Fund

XLK

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Technology Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLK. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Technology Select Sector SPDR Fund	$10	0.08%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLK	S&P 500 Index	Technology Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,166	$10,244	$10,167
11/30/14	$10,647	$10,520	$10,651
12/31/14	$10,415	$10,493	$10,419
01/31/15	$10,047	$10,178	$10,051
02/28/15	$10,857	$10,763	$10,866
03/31/15	$10,499	$10,593	$10,507
04/30/15	$10,776	$10,695	$10,786
05/31/15	$10,974	$10,832	$10,986
06/30/15	$10,529	$10,622	$10,539
07/31/15	$10,813	$10,845	$10,827
08/31/15	$10,237	$10,191	$10,250
09/30/15	$10,104	$9,939	$10,116
10/31/15	$11,147	$10,777	$11,165
11/30/15	$11,217	$10,809	$11,235
12/31/15	$11,002	$10,638	$11,022
01/31/16	$10,605	$10,111	$10,625
02/29/16	$10,526	$10,097	$10,547
03/31/16	$11,445	$10,782	$11,471
04/30/16	$10,873	$10,824	$10,897
05/31/16	$11,409	$11,018	$11,438
06/30/16	$11,248	$11,047	$11,275
07/31/16	$12,040	$11,454	$12,073
08/31/16	$12,189	$11,470	$12,224
09/30/16	$12,441	$11,472	$12,478
10/31/16	$12,350	$11,263	$12,389
11/30/16	$12,362	$11,680	$12,402
12/31/16	$12,632	$11,911	$12,676
01/31/17	$13,101	$12,137	$13,150
02/28/17	$13,695	$12,619	$13,749
03/31/17	$13,996	$12,633	$14,053
04/30/17	$14,274	$12,763	$14,335
05/31/17	$14,831	$12,943	$14,898
06/30/17	$14,427	$13,023	$14,494
07/31/17	$15,069	$13,291	$15,142
08/31/17	$15,504	$13,332	$15,583
09/30/17	$15,640	$13,607	$15,720
10/31/17	$16,654	$13,925	$16,744
11/30/17	$16,894	$14,352	$16,988
12/31/17	$16,962	$14,511	$17,059
01/31/18	$18,164	$15,342	$18,272
02/28/18	$18,097	$14,777	$18,206
03/31/18	$17,432	$14,401	$17,537
04/30/18	$17,432	$14,456	$17,540
05/31/18	$18,594	$14,804	$18,713
06/30/18	$18,563	$14,896	$18,685
07/31/18	$18,951	$15,450	$19,079
08/31/18	$20,208	$15,953	$20,348
09/30/18	$20,197	$16,044	$20,341
10/31/18	$18,589	$14,947	$18,721
11/30/18	$18,238	$15,252	$18,368
12/31/18	$16,697	$13,875	$16,814
01/31/19	$17,856	$14,987	$17,985
02/28/19	$19,082	$15,468	$19,225
03/31/19	$19,998	$15,769	$20,154
04/30/19	$21,280	$16,407	$21,450
05/31/19	$19,434	$15,364	$19,587
06/30/19	$21,201	$16,447	$21,375
07/31/19	$21,907	$16,684	$22,087
08/31/19	$21,579	$16,419	$21,760
09/30/19	$21,902	$16,727	$22,089
10/31/19	$22,750	$17,089	$22,949
11/30/19	$23,969	$17,709	$24,184
12/31/19	$25,040	$18,244	$25,270
01/31/20	$26,028	$18,237	$26,272
02/29/20	$24,137	$16,735	$24,359
03/31/20	$22,041	$14,668	$22,255
04/30/20	$25,076	$16,549	$25,326
05/31/20	$26,839	$17,337	$27,113
06/30/20	$28,747	$17,682	$29,049
07/31/20	$30,357	$18,679	$30,681
08/31/20	$33,991	$20,021	$34,365
09/30/20	$32,169	$19,260	$32,521
10/31/20	$30,525	$18,748	$30,862
11/30/20	$34,006	$20,801	$34,389
12/31/20	$35,949	$21,600	$36,362
01/31/21	$35,613	$21,382	$36,026
02/28/21	$36,106	$21,972	$36,526
03/31/21	$36,713	$22,934	$37,146
04/30/21	$38,639	$24,158	$39,101
05/31/21	$38,283	$24,327	$38,745
06/30/21	$40,939	$24,895	$41,439
07/31/21	$42,517	$25,486	$43,040
08/31/21	$44,027	$26,261	$44,573
09/30/21	$41,476	$25,040	$41,995
10/31/21	$44,860	$26,794	$45,425
11/30/21	$46,805	$26,608	$47,401
12/31/21	$48,362	$27,801	$48,984
01/31/22	$45,107	$26,362	$45,691
02/28/22	$42,856	$25,573	$43,412
03/31/22	$44,233	$26,522	$44,814
04/30/22	$39,419	$24,209	$39,939
05/31/22	$39,150	$24,254	$39,669
06/30/22	$35,519	$22,252	$35,999
07/31/22	$40,281	$24,304	$40,831
08/31/22	$37,787	$23,312	$38,304
09/30/22	$33,257	$21,165	$33,710
10/31/22	$35,812	$22,879	$36,302
11/30/22	$38,102	$24,158	$38,630
12/31/22	$34,960	$22,766	$35,443
01/31/23	$38,204	$24,196	$38,735
02/28/23	$38,360	$23,606	$38,894
03/31/23	$42,518	$24,473	$43,118
04/30/23	$42,462	$24,855	$43,065
05/31/23	$46,213	$24,963	$46,874
06/30/23	$49,072	$26,612	$49,777
07/31/23	$50,310	$27,467	$51,035
08/31/23	$49,535	$27,030	$50,254
09/30/23	$46,341	$25,741	$47,012
10/31/23	$46,379	$25,200	$47,054
11/30/23	$52,347	$27,501	$53,115
12/31/23	$54,532	$28,750	$55,338
01/31/24	$56,020	$29,233	$56,853
02/29/24	$58,690	$30,794	$59,568
03/31/24	$59,155	$31,785	$60,046
04/30/24	$55,711	$30,487	$56,554
05/31/24	$59,640	$31,999	$60,547
06/30/24	$64,322	$33,147	$65,305
07/31/24	$62,196	$33,550	$63,150
08/31/24	$62,661	$34,364	$63,627
09/30/24	$64,317	$35,098	$65,316

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLK	38.79%	24.04%	20.46%
S&P 500 Index	36.35%	15.98%	13.38%
Technology Select Sector Index	38.93%	24.21%	20.64%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$70,090,741,214
Number of Portfolio Holdings	72
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$19,098,974

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	35.0%
Software	33.8%
Technology Hardware, Storage & Peripherals	17.1%
IT Services	6.3%
Communications Equipment	4.6%
Electronic Equipment, Instruments & Components	3.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	15.0%
Microsoft Corp.	13.6%
NVIDIA Corp.	12.7%
Broadcom, Inc.	4.5%
Oracle Corp.	3.0%
Advanced Micro Devices, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Accenture PLC, Class A	2.4%
Cisco Systems, Inc.	2.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLK.

TSR AR XLK

The Utilities Select Sector SPDR Fund

XLU

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the The Utilities Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLU. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Utilities Select Sector SPDR Fund	$10	0.08%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLU	S&P 500 Index	Utilities Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,799	$10,244	$10,803
11/30/14	$10,929	$10,520	$10,935
12/31/14	$11,308	$10,493	$11,320
01/31/15	$11,573	$10,178	$11,587
02/28/15	$10,836	$10,763	$10,848
03/31/15	$10,725	$10,593	$10,736
04/30/15	$10,674	$10,695	$10,687
05/31/15	$10,746	$10,832	$10,760
06/30/15	$10,106	$10,622	$10,115
07/31/15	$10,718	$10,845	$10,728
08/31/15	$10,350	$10,191	$10,359
09/30/15	$10,651	$9,939	$10,664
10/31/15	$10,767	$10,777	$10,782
11/30/15	$10,538	$10,809	$10,552
12/31/15	$10,758	$10,638	$10,779
01/31/16	$11,285	$10,111	$11,310
02/29/16	$11,505	$10,097	$11,531
03/31/16	$12,422	$10,782	$12,457
04/30/16	$12,122	$10,824	$12,156
05/31/16	$12,304	$11,018	$12,341
06/30/16	$13,256	$11,047	$13,304
07/31/16	$13,162	$11,454	$13,211
08/31/16	$12,424	$11,470	$12,469
09/30/16	$12,468	$11,472	$12,518
10/31/16	$12,574	$11,263	$12,627
11/30/16	$11,897	$11,680	$11,947
12/31/16	$12,480	$11,911	$12,537
01/31/17	$12,641	$12,137	$12,694
02/28/17	$13,302	$12,619	$13,363
03/31/17	$13,276	$12,633	$13,339
04/30/17	$13,378	$12,763	$13,444
05/31/17	$13,939	$12,943	$14,013
06/30/17	$13,561	$13,023	$13,634
07/31/17	$13,890	$13,291	$13,967
08/31/17	$14,340	$13,332	$14,422
09/30/17	$13,949	$13,607	$14,027
10/31/17	$14,489	$13,925	$14,572
11/30/17	$14,885	$14,352	$14,974
12/31/17	$13,979	$14,511	$14,053
01/31/18	$13,554	$15,342	$13,626
02/28/18	$13,031	$14,777	$13,099
03/31/18	$13,518	$14,401	$13,592
04/30/18	$13,800	$14,456	$13,877
05/31/18	$13,643	$14,804	$13,721
06/30/18	$14,017	$14,896	$14,101
07/31/18	$14,277	$15,450	$14,364
08/31/18	$14,435	$15,953	$14,524
09/30/18	$14,352	$16,044	$14,437
10/31/18	$14,630	$14,947	$14,720
11/30/18	$15,150	$15,252	$15,247
12/31/18	$14,543	$13,875	$14,633
01/31/19	$15,040	$14,987	$15,135
02/28/19	$15,662	$15,468	$15,765
03/31/19	$16,112	$15,769	$16,220
04/30/19	$16,259	$16,407	$16,370
05/31/19	$16,132	$15,364	$16,245
06/30/19	$16,666	$16,447	$16,784
07/31/19	$16,618	$16,684	$16,737
08/31/19	$17,469	$16,419	$17,601
09/30/19	$18,206	$16,727	$18,351
10/31/19	$18,065	$17,089	$18,210
11/30/19	$17,731	$17,709	$17,874
12/31/19	$18,336	$18,244	$18,489
01/31/20	$19,551	$18,237	$19,719
02/29/20	$17,628	$16,735	$17,771
03/31/20	$15,854	$14,668	$15,997
04/30/20	$16,361	$16,549	$16,511
05/31/20	$17,073	$17,337	$17,238
06/30/20	$16,280	$17,682	$16,434
07/31/20	$17,546	$18,679	$17,718
08/31/20	$17,082	$20,021	$17,249
09/30/20	$17,274	$19,260	$17,443
10/31/20	$18,141	$18,748	$18,322
11/30/20	$18,272	$20,801	$18,454
12/31/20	$18,399	$21,600	$18,583
01/31/21	$18,230	$21,382	$18,413
02/28/21	$17,118	$21,972	$17,286
03/31/21	$18,905	$22,934	$19,104
04/30/21	$19,709	$24,158	$19,921
05/31/21	$19,240	$24,327	$19,447
06/30/21	$18,824	$24,895	$19,026
07/31/21	$19,636	$25,486	$19,850
08/31/21	$20,414	$26,261	$20,640
09/30/21	$19,165	$25,040	$19,364
10/31/21	$20,068	$26,794	$20,280
11/30/21	$19,737	$26,608	$19,945
12/31/21	$21,635	$27,801	$21,867
01/31/22	$20,927	$26,362	$21,152
02/28/22	$20,537	$25,573	$20,760
03/31/22	$22,652	$26,522	$22,911
04/30/22	$21,690	$24,209	$21,937
05/31/22	$22,621	$24,254	$22,885
06/30/22	$21,496	$22,252	$21,746
07/31/22	$22,674	$24,304	$22,942
08/31/22	$22,789	$23,312	$23,059
09/30/22	$20,211	$21,165	$20,444
10/31/22	$20,624	$22,879	$20,863
11/30/22	$22,064	$24,158	$22,328
12/31/22	$21,946	$22,766	$22,209
01/31/23	$21,507	$24,196	$21,765
02/28/23	$20,242	$23,606	$20,482
03/31/23	$21,238	$24,473	$21,489
04/30/23	$21,632	$24,855	$21,890
05/31/23	$20,368	$24,963	$20,607
06/30/23	$20,704	$26,612	$20,946
07/31/23	$21,213	$27,467	$21,464
08/31/23	$19,909	$27,030	$20,142
09/30/23	$18,792	$25,741	$19,009
10/31/23	$19,032	$25,200	$19,253
11/30/23	$20,011	$27,501	$20,249
12/31/23	$20,393	$28,750	$20,637
01/31/24	$19,779	$29,233	$20,015
02/29/24	$19,997	$30,794	$20,239
03/31/24	$21,310	$31,785	$21,579
04/30/24	$21,660	$30,487	$21,935
05/31/24	$23,594	$31,999	$23,902
06/30/24	$22,298	$33,147	$22,584
07/31/24	$23,806	$33,550	$24,117
08/31/24	$24,958	$34,364	$25,290
09/30/24	$26,598	$35,098	$26,958

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLU	41.54%	7.88%	10.28%
S&P 500 Index	36.35%	15.98%	13.38%
Utilities Select Sector Index	41.82%	8.00%	10.43%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$18,501,150,421
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$4,284,215

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Electric Utilities	65.4%
Multi-Utilities	25.7%
Independent Power and Renewable Electricity Producers	4.5%
Water Utilities	2.3%
Gas Utilities	1.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NextEra Energy, Inc.	14.1%
Southern Co.	8.0%
Duke Energy Corp.	7.2%
Constellation Energy Corp.	6.6%
American Electric Power Co., Inc.	4.4%
Sempra	4.3%
Dominion Energy, Inc.	3.9%
Public Service Enterprise Group, Inc.	3.6%
PG&E Corp.	3.4%
Vistra Corp.	3.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLU.

TSR AR XLU

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has one Board member serving on the Audit Committee that possesses the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Teresa S. Polley is the registrant’s audit committee financial expert. The Board has determined that the foregoing person is “independent” in that, (i) other than in her capacity as a member of the Audit Committee and the Board of Trustees of the registrant, she has not accepted, directly or indirectly, any consulting, advisory or other compensatory fee from the registrant, and (ii) she is not an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending September 30, 2024 and September 30, 2023, the aggregate audit fees billed for professional services rendered by the principal accountant, were $216,315 and $207,000, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2024 and September 30, 2023, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2024 and September 30, 2023 the aggregate tax fees billed for professional services rendered by Cohen & Company for the review of year-end distribution requirements were $26,125 and $25,000, respectively

(d) All Other Fees.

For the fiscal years ended September 30, 2024 and September 30, 2023, there were no fees billed for professional services rendered by Cohen & Company for products and services provided by Cohen & Company to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees for professional services rendered by Cohen & Company for products and services provided by Cohen & Company to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $0 and $0, respectively

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

(a)

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

(b)

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

(e)

Application of De Minimis Exception. The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by Cohen & Company for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2024 (in millions)		FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex
Audit Related Fees	$0		$0
Tax Fees	$0		$0
All Other Fees	$0		$0

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Ashley T. Rabun, Allison Grant Williams, Sheila Hartnett-Devlin, James Jessee, Teresa Polley, James Ross and R. Charles Tschampion.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

The Select Sector SPDR Trust
Annual Financial Statements and Other Information

September 30, 2024

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S& P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.8%
AT&T, Inc.	37,232,299	$819,110,578
Verizon Communications, Inc.	18,113,134	813,460,848
		1,632,571,426
ENTERTAINMENT — 25.2%
Electronic Arts, Inc.	5,518,552	791,581,099
Live Nation Entertainment, Inc. (a)	4,964,825	543,598,689
Netflix, Inc. (a)	1,586,039	1,124,929,882
Take-Two Interactive Software, Inc. (a)	5,173,612	795,235,901
Walt Disney Co.	8,897,492	855,849,755
Warner Bros Discovery, Inc. (a)	70,731,710	583,536,607
		4,694,731,933
INTERACTIVE MEDIA & SERVICES — 41.6%
Alphabet, Inc. Class A	12,089,724	2,005,080,725
Alphabet, Inc. Class C	9,911,882	1,657,167,552
Match Group, Inc. (a)	8,175,415	309,357,704
Meta Platforms, Inc. Class A	6,619,060	3,789,014,706
		7,760,620,687
MEDIA — 19.9%
Charter Communications, Inc. Class A (a) (b)	2,365,794	766,706,519
Comcast Corp. Class A	20,370,975	850,895,626
Fox Corp. Class A (b)	7,121,483	301,452,375
Fox Corp. Class B	4,182,107	162,265,752
Interpublic Group of Cos., Inc.	11,906,498	376,602,532
News Corp. Class A	11,993,163	319,377,931
News Corp. Class B (b)	3,558,511	99,460,382
Omnicom Group, Inc. (b)	6,202,232	641,248,766
Paramount Global Class B	18,852,738	200,216,078
		3,718,225,961
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.4%
T-Mobile U.S., Inc.	3,972,288	$819,721,352
TOTAL COMMON STOCKS (Cost $16,815,884,761)		18,625,871,359
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	33,446,835	33,446,835
State Street Navigator Securities Lending Portfolio II (e) (f)	66,957,166	66,957,166
TOTAL SHORT-TERM INVESTMENTS (Cost $100,404,001)		100,404,001
TOTAL INVESTMENTS — 100.5% (Cost $16,916,288,762)		18,726,275,360
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(88,449,530)
NET ASSETS — 100.0%		$18,637,825,830
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,625,871,359	$—	$—	$18,625,871,359
Short-Term Investments	100,404,001	—	—	100,404,001
TOTAL INVESTMENTS	$18,726,275,360	$—	$—	$18,726,275,360
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,698,794	$4,699,733	$942,224,153	$946,864,464	$(59,013)	$(409)	—	$—	$1,000,947
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	87,107,847	53,661,012	—	—	33,446,835	33,446,835	69,956
State Street Navigator Securities Lending Portfolio II	—	—	1,955,669,504	1,888,712,338	—	—	66,957,166	66,957,166	86,221
Total		$4,699,733	$2,985,001,504	$2,889,237,814	$(59,013)	$(409)		$100,404,001	$1,157,124
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.8%
Aptiv PLC (a)	1,427,400	$102,787,074
BorgWarner, Inc.	1,223,341	44,395,045
		147,182,119
AUTOMOBILES — 17.2%
Ford Motor Co.	20,969,962	221,442,799
General Motors Co.	6,036,472	270,675,404
Tesla, Inc. (a)	10,923,278	2,857,857,223
		3,349,975,426
BROADLINE RETAIL — 22.9%
Amazon.com, Inc. (a)	23,029,095	4,291,011,271
eBay, Inc.	2,626,336	171,000,737
		4,462,012,008
DISTRIBUTORS — 1.2%
Genuine Parts Co.	748,214	104,510,532
LKQ Corp.	1,413,898	56,442,808
Pool Corp. (b)	205,520	77,439,936
		238,393,276
HOTELS, RESTAURANTS & LEISURE — 24.0%
Airbnb, Inc. Class A (a)	2,363,204	299,677,899
Booking Holdings, Inc.	180,513	760,342,418
Caesars Entertainment, Inc. (a) (b)	1,161,947	48,499,668
Carnival Corp. (a)	5,425,669	100,266,363
Chipotle Mexican Grill, Inc. (a)	7,355,251	423,809,563
Darden Restaurants, Inc. (b)	636,226	104,423,773
Domino's Pizza, Inc.	187,823	80,790,185
Expedia Group, Inc. (a)	669,467	99,094,505
Hilton Worldwide Holdings, Inc.	1,323,537	305,075,279
Las Vegas Sands Corp.	1,898,518	95,571,396
Marriott International, Inc. Class A	1,255,009	311,995,237
McDonald's Corp.	2,836,228	863,659,788
MGM Resorts International (a) (b)	1,239,899	48,467,652
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,361,495	48,434,263
Royal Caribbean Cruises Ltd. (b)	1,271,988	225,599,792
Starbucks Corp.	6,105,309	595,206,574
Wynn Resorts Ltd.	502,279	48,158,511
Yum! Brands, Inc. (b)	1,510,103	210,976,490
		4,670,049,356
HOUSEHOLD DURABLES — 5.4%
DR Horton, Inc.	1,576,020	300,657,335
Garmin Ltd.	825,873	145,378,424
Lennar Corp. Class A	1,298,150	243,377,162
Mohawk Industries, Inc. (a)	281,402	45,215,673
NVR, Inc. (a)	16,527	162,159,619
PulteGroup, Inc.	1,114,558	159,972,510
		1,056,760,723
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	703,765	50,896,285
Security Description	Shares	Value
SPECIALTY RETAIL — 23.1%
AutoZone, Inc. (a)	91,729	$288,950,019
Best Buy Co., Inc.	1,054,267	108,905,781
CarMax, Inc. (a) (b)	838,323	64,869,434
Home Depot, Inc.	3,904,953	1,582,286,956
Lowe's Cos., Inc.	3,068,708	831,159,562
O'Reilly Automotive, Inc. (a)	311,584	358,820,134
Ross Stores, Inc.	1,791,577	269,650,254
TJX Cos., Inc.	6,087,172	715,486,197
Tractor Supply Co. (b)	579,325	168,543,022
Ulta Beauty, Inc. (a)	256,293	99,728,732
		4,488,400,091
TEXTILES, APPAREL & LUXURY GOODS — 5.0%
Deckers Outdoor Corp. (a)	818,829	130,562,284
Lululemon Athletica, Inc. (a)	617,689	167,609,910
NIKE, Inc. Class B	6,473,403	572,248,825
Ralph Lauren Corp. (b)	215,195	41,719,855
Tapestry, Inc.	1,236,504	58,090,958
		970,231,832
TOTAL COMMON STOCKS (Cost $18,412,813,736)		19,433,901,116
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	10,146,122	10,146,122
State Street Navigator Securities Lending Portfolio II (e) (f)	48,327,921	48,327,921
TOTAL SHORT-TERM INVESTMENTS (Cost $58,474,043)		58,474,043
TOTAL INVESTMENTS — 100.2% (Cost $18,471,287,779)		19,492,375,159
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(48,461,086)
NET ASSETS — 100.0%		$19,443,914,073
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,433,901,116	$—	$—	$19,433,901,116
Short-Term Investments	58,474,043	—	—	58,474,043
TOTAL INVESTMENTS	$19,492,375,159	$—	$—	$19,492,375,159
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,802,669	$3,803,429	$176,485,112	$180,287,344	$(1,167)	$(30)	—	$—	$789,876
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	64,267,638	54,121,516	—	—	10,146,122	10,146,122	87,534
State Street Navigator Securities Lending Portfolio II	32,385,839	32,385,839	2,718,582,266	2,702,640,184	—	—	48,327,921	48,327,921	214,557
Total		$36,189,268	$2,959,335,016	$2,937,049,044	$(1,167)	$(30)		$58,474,043	$1,091,967
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 20.0%
Brown-Forman Corp. Class B (a)	1,850,968	$91,067,625
Coca-Cola Co.	16,659,239	1,197,132,915
Constellation Brands, Inc. Class A	1,581,919	407,644,707
Keurig Dr. Pepper, Inc.	10,679,529	400,268,747
Molson Coors Beverage Co. Class B (a)	1,773,876	102,033,347
Monster Beverage Corp. (b)	7,120,742	371,489,110
PepsiCo, Inc.	5,899,263	1,003,169,673
		3,572,806,124
CONSUMER STAPLES DISTRIBUTION & RETAIL — 28.4%
Costco Wholesale Corp.	1,904,057	1,687,984,612
Dollar General Corp.	2,220,213	187,763,413
Dollar Tree, Inc. (b)	2,039,992	143,452,237
Kroger Co.	6,704,575	384,172,148
Sysco Corp.	4,965,060	387,572,584
Target Corp.	4,671,025	728,025,956
Walgreens Boots Alliance, Inc. (a)	7,234,304	64,819,364
Walmart, Inc.	18,654,774	1,506,373,000
		5,090,163,314
FOOD PRODUCTS — 19.0%
Archer-Daniels-Midland Co.	4,827,564	288,398,673
Bunge Global SA	1,430,172	138,211,822
Campbell Soup Co. (a)	1,989,498	97,326,242
Conagra Brands, Inc.	4,836,729	157,290,427
General Mills, Inc.	5,619,912	415,030,501
Hershey Co. (a)	1,490,938	285,932,090
Hormel Foods Corp.	2,934,086	93,010,526
J.M. Smucker Co.	1,074,546	130,127,521
Kellanova	2,708,704	218,619,500
Kraft Heinz Co. (a)	8,911,437	312,880,553
Lamb Weston Holdings, Inc. (a)	1,450,578	93,910,420
McCormick & Co., Inc.	2,544,464	209,409,387
Mondelez International, Inc. Class A	10,739,399	791,171,524
Tyson Foods, Inc. Class A	2,885,790	171,877,653
		3,403,196,839
HOUSEHOLD PRODUCTS — 19.5%
Church & Dwight Co., Inc.	2,471,760	258,842,708
Clorox Co.	1,250,611	203,737,038
Colgate-Palmolive Co.	7,644,464	793,571,808
Security Description	Shares	Value
Kimberly-Clark Corp.	3,400,513	$483,824,990
Procter & Gamble Co.	10,110,326	1,751,108,463
		3,491,085,007
PERSONAL CARE PRODUCTS — 3.8%
Estee Lauder Cos., Inc. Class A	2,352,710	234,541,660
Kenvue, Inc.	19,336,472	447,252,597
		681,794,257
TOBACCO — 8.9%
Altria Group, Inc.	15,261,433	778,943,541
Philip Morris International, Inc.	6,677,673	810,669,502
		1,589,613,043
TOTAL COMMON STOCKS (Cost $18,143,841,318)		17,828,658,584
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	27,385,481	27,385,481
State Street Navigator Securities Lending Portfolio II (e) (f)	68,582,092	68,582,092
TOTAL SHORT-TERM INVESTMENTS (Cost $95,967,573)		95,967,573
TOTAL INVESTMENTS — 100.1% (Cost $18,239,808,891)		17,924,626,157
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(25,918,329)
NET ASSETS — 100.0%		$17,898,707,828
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,828,658,584	$—	$—	$17,828,658,584
Short-Term Investments	95,967,573	—	—	95,967,573
TOTAL INVESTMENTS	$17,924,626,157	$—	$—	$17,924,626,157
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,592,825	$16,596,143	$662,876,070	$679,478,723	$6,510	$—	—	$—	$1,355,474
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	166,673,249	139,287,768	—	—	27,385,481	27,385,481	107,265
State Street Navigator Securities Lending Portfolio II	5,240,094	5,240,094	2,270,576,030	2,207,234,032	—	—	68,582,092	68,582,092	89,015
Total		$21,836,237	$3,100,125,349	$3,026,000,523	$6,510	$—		$95,967,573	$1,551,754
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 9.1%
Baker Hughes Co. (a)	26,465,530	$956,728,910
Halliburton Co. (a)	23,519,204	683,232,876
Schlumberger NV	37,829,858	1,586,962,543
		3,226,924,329
OIL, GAS & CONSUMABLE FUELS — 90.7%
APA Corp. (a)	9,854,579	241,043,002
Chevron Corp. (a)	37,362,846	5,502,426,330
ConocoPhillips (a)	25,508,747	2,685,560,884
Coterra Energy, Inc.	19,694,750	471,689,263
Devon Energy Corp. (a)	16,682,381	652,614,745
Diamondback Energy, Inc.	4,991,174	860,478,398
EOG Resources, Inc. (a)	12,862,841	1,581,229,044
EQT Corp. (a)	15,825,373	579,841,667
Exxon Mobil Corp.	70,605,605	8,276,389,018
Hess Corp. (a)	7,363,036	999,900,289
Kinder Morgan, Inc. (a)	51,441,478	1,136,342,249
Marathon Oil Corp.	14,902,332	396,849,101
Marathon Petroleum Corp.	8,916,262	1,452,548,242
Occidental Petroleum Corp.	17,937,927	924,520,758
ONEOK, Inc. (a)	15,560,142	1,417,995,740
Phillips 66 Co. (a)	11,150,944	1,465,791,589
Targa Resources Corp. (a)	5,836,420	863,848,524
Valero Energy Corp. (a)	8,535,155	1,152,501,980
Williams Cos., Inc. (a)	32,473,225	1,482,402,721
		32,143,973,544
TOTAL COMMON STOCKS (Cost $35,605,145,827)		35,370,897,873
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	68,548,523	$68,548,523
State Street Navigator Securities Lending Portfolio II (d) (e)	79,399,178	79,399,178
TOTAL SHORT-TERM INVESTMENTS (Cost $147,947,701)		147,947,701
TOTAL INVESTMENTS — 100.2% (Cost $35,753,093,528)		35,518,845,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(58,477,434)
NET ASSETS — 100.0%		$35,460,368,140
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	919	12/20/2024	$82,645,670	$85,298,547	$2,652,877
During the year ended September 30, 2024, the average notional value related to futures contracts was $132,902,782.
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,370,897,873	$—	$—	$35,370,897,873
Short-Term Investments	147,947,701	—	—	147,947,701
TOTAL INVESTMENTS	$35,518,845,574	$—	$—	$35,518,845,574
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,652,877	$—	$—	$2,652,877
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,652,877	$—	$—	$2,652,877
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	56,611,731	$56,623,053	$1,657,864,559	$1,714,509,726	$22,191	$(77)	—	$—	$3,936,106
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	362,552,297	294,003,774	—	—	68,548,523	68,548,523	456,666
State Street Navigator Securities Lending Portfolio II	14,004,048	14,004,048	3,547,373,355	3,481,978,225	—	—	79,399,178	79,399,178	108,680
Total		$70,627,101	$5,567,790,211	$5,490,491,725	$22,191	$(77)		$147,947,701	$4,501,452
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 30.2%
Bank of America Corp.	45,411,388	$1,801,923,876
Bank of New York Mellon Corp. (a)	4,952,334	355,874,721
Citigroup, Inc. (a)	12,802,948	801,464,545
Citizens Financial Group, Inc.	3,008,521	123,559,957
Fifth Third Bancorp (a)	4,541,845	194,572,640
Goldman Sachs Group, Inc.	2,126,009	1,052,608,316
Huntington Bancshares, Inc. (a)	9,747,166	143,283,340
JPMorgan Chase & Co.	19,126,380	4,032,988,487
KeyCorp	6,228,622	104,329,419
M&T Bank Corp. (a)	1,120,764	199,630,484
Morgan Stanley	8,390,289	874,603,725
Northern Trust Corp. (a)	1,353,209	121,829,406
PNC Financial Services Group, Inc. (a)	2,667,435	493,075,360
Regions Financial Corp. (a)	6,141,322	143,277,042
State Street Corp. (b)	2,004,074	177,300,427
Truist Financial Corp.	8,986,808	384,365,778
U.S. Bancorp (a)	10,472,101	478,889,179
Wells Fargo & Co.	22,907,152	1,294,025,016
		12,777,601,718
CAPITAL MARKETS — 17.0%
Ameriprise Financial, Inc.	659,061	309,633,448
BlackRock, Inc. (a)	934,501	887,318,045
Blackstone, Inc. (a)	4,832,391	739,984,034
Cboe Global Markets, Inc. (a)	702,184	143,856,436
Charles Schwab Corp. (a)	10,025,343	649,742,480
CME Group, Inc. (a)	2,416,598	533,222,349
FactSet Research Systems, Inc. (a)	255,284	117,392,347
Franklin Resources, Inc. (a)	2,070,689	41,724,383
Intercontinental Exchange, Inc.	3,852,924	618,933,711
Invesco Ltd.	3,019,811	53,027,881
KKR & Co., Inc. (a)	4,525,987	591,003,383
MarketAxess Holdings, Inc.	253,318	64,900,072
Moody's Corp. (a)	1,050,853	498,724,325
MSCI, Inc.	527,922	307,741,572
Nasdaq, Inc.	2,776,912	202,742,345
Raymond James Financial, Inc. (a)	1,243,904	152,328,484
S&P Global, Inc.	2,155,436	1,113,541,346
T. Rowe Price Group, Inc. (a)	1,493,916	162,732,270
		7,188,548,911
CONSUMER FINANCE — 4.2%
American Express Co. (a)	3,781,150	1,025,447,880
Capital One Financial Corp.	2,562,617	383,700,643
Discover Financial Services	1,684,807	236,361,574
Synchrony Financial (a)	2,652,261	132,294,779
		1,777,804,876
FINANCIAL SERVICES — 31.8%
Berkshire Hathaway, Inc. Class B (c)	12,312,244	5,666,833,423
Corpay, Inc. (a) (c)	466,025	145,753,979
Security Description	Shares	Value
Fidelity National Information Services, Inc. (a)	3,661,257	$306,630,274
Fiserv, Inc. (c)	3,863,587	694,093,405
Global Payments, Inc. (a)	1,707,533	174,885,530
Jack Henry & Associates, Inc. (a)	489,290	86,379,257
Mastercard, Inc. Class A	5,547,643	2,739,426,113
PayPal Holdings, Inc. (a) (c)	6,860,896	535,355,715
Visa, Inc. Class A	11,231,211	3,088,021,464
		13,437,379,160
INSURANCE — 16.7%
Aflac, Inc. (a)	3,382,573	378,171,661
Allstate Corp.	1,772,026	336,064,731
American International Group, Inc.	4,321,403	316,456,342
Aon PLC Class A	1,457,789	504,380,416
Arch Capital Group Ltd. (c)	2,513,518	281,212,394
Arthur J Gallagher & Co. (a)	1,470,424	413,733,201
Assurant, Inc.	347,559	69,115,583
Brown & Brown, Inc. (a)	1,588,819	164,601,648
Chubb Ltd. (a)	2,520,969	727,022,250
Cincinnati Financial Corp. (a)	1,048,646	142,741,694
Erie Indemnity Co. Class A (a)	167,351	90,339,417
Everest Group Ltd. (a)	290,336	113,762,355
Globe Life, Inc.	602,821	63,844,772
Hartford Financial Services Group, Inc.	1,966,385	231,266,540
Loews Corp. (a)	1,222,718	96,655,858
Marsh & McLennan Cos., Inc.	3,300,086	736,216,186
MetLife, Inc.	3,947,799	325,614,461
Principal Financial Group, Inc. (a)	1,429,866	122,825,489
Progressive Corp.	3,943,369	1,000,669,317
Prudential Financial, Inc. (a)	2,395,797	290,131,017
Travelers Cos., Inc. (a)	1,529,695	358,132,193
W.R. Berkley Corp. (a)	2,017,472	114,451,187
Willis Towers Watson PLC	681,497	200,721,311
		7,078,130,023
TOTAL COMMON STOCKS (Cost $38,804,335,200)		42,259,464,688
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	71,238,577	71,238,577
State Street Navigator Securities Lending Portfolio II (b) (f)	50,484,153	50,484,153
TOTAL SHORT-TERM INVESTMENTS (Cost $121,722,730)		121,722,730
TOTAL INVESTMENTS — 100.2% (Cost $38,926,057,930)		42,381,187,418
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(87,329,001)
NET ASSETS — 100.0%		$42,293,858,417

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$42,259,464,688	$—	$—	$42,259,464,688
Short-Term Investments	121,722,730	—	—	121,722,730
TOTAL INVESTMENTS	$42,381,187,418	$—	$—	$42,381,187,418
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	2,114,046	$141,556,520	$131,383,449	$139,296,746	$(2,010,470)	$45,667,674	2,004,074	$177,300,427	$4,189,454
State Street Institutional Liquid Reserves Fund, Premier Class	42,694,543	42,703,082	812,847,761	855,559,350	8,507	—	—	—	3,166,613
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	222,845,318	151,606,741	—	—	71,238,577	71,238,577	179,749
State Street Navigator Securities Lending Portfolio II	483,314,119	483,314,119	1,181,905,707	1,614,735,673	—	—	50,484,153	50,484,153	254,447
Total		$667,573,721	$2,348,982,235	$2,761,198,510	$(2,001,963)	$45,667,674		$299,023,157	$7,790,263
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 16.3%
AbbVie, Inc.	13,060,195	$2,579,127,309
Amgen, Inc.	3,972,997	1,280,139,363
Biogen, Inc. (a)	1,077,010	208,767,618
Gilead Sciences, Inc.	9,205,391	771,779,981
Incyte Corp. (a)	1,181,923	78,125,110
Moderna, Inc. (a) (b)	2,501,132	167,150,652
Regeneron Pharmaceuticals, Inc. (a)	784,620	824,823,929
Vertex Pharmaceuticals, Inc. (a)	1,908,422	887,568,904
		6,797,482,866
HEALTH CARE EQUIPMENT & SUPPLIES — 20.4%
Abbott Laboratories	12,864,606	1,466,693,730
Align Technology, Inc. (a)	519,169	132,035,060
Baxter International, Inc.	3,772,184	143,229,827
Becton Dickinson & Co.	2,137,186	515,275,545
Boston Scientific Corp. (a)	10,888,438	912,451,104
Cooper Cos., Inc. (a)	1,472,268	162,450,051
Dexcom, Inc. (a)	2,962,932	198,634,961
Edwards Lifesciences Corp. (a)	4,454,031	293,921,506
GE HealthCare Technologies, Inc.	3,376,717	316,904,890
Hologic, Inc. (a)	1,717,353	139,895,575
IDEXX Laboratories, Inc. (a)	608,584	307,468,809
Insulet Corp. (a)	518,367	120,649,919
Intuitive Surgical, Inc. (a)	2,622,692	1,288,449,899
Medtronic PLC	9,483,419	853,792,213
ResMed, Inc. (b)	1,086,450	265,224,174
Solventum Corp. (a)	1,021,638	71,228,601
STERIS PLC	729,186	176,856,772
Stryker Corp.	2,535,070	915,819,388
Teleflex, Inc.	348,412	86,169,256
Zimmer Biomet Holdings, Inc.	1,505,745	162,545,173
		8,529,696,453
HEALTH CARE PROVIDERS & SERVICES — 21.3%
Cardinal Health, Inc.	1,802,970	199,264,244
Cencora, Inc.	1,289,836	290,316,287
Centene Corp. (a)	3,889,412	292,794,935
Cigna Group	2,066,938	716,070,001
CVS Health Corp.	9,301,365	584,869,831
DaVita, Inc. (a) (b)	341,215	55,935,375
Elevance Health, Inc.	1,714,574	891,578,480
HCA Healthcare, Inc.	1,373,935	558,408,402
Henry Schein, Inc. (a) (b)	936,859	68,297,021
Humana, Inc.	890,290	281,990,455
Labcorp Holdings, Inc.	620,818	138,740,407
McKesson Corp.	958,764	474,032,097
Molina Healthcare, Inc. (a) (b)	433,324	149,306,117
Quest Diagnostics, Inc.	823,046	127,777,891
UnitedHealth Group, Inc.	6,827,631	3,991,979,293
Universal Health Services, Inc. Class B	439,655	100,685,392
		8,922,046,228
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 10.8%
Agilent Technologies, Inc.	2,157,290	$320,314,419
Bio-Techne Corp. (b)	1,165,168	93,131,878
Charles River Laboratories International, Inc. (a) (b)	381,779	75,199,010
Danaher Corp.	4,752,552	1,321,304,507
IQVIA Holdings, Inc. (a)	1,280,548	303,451,460
Mettler-Toledo International, Inc. (a)	156,903	235,307,429
Revvity, Inc. (b)	911,986	116,506,212
Thermo Fisher Scientific, Inc.	2,824,430	1,747,107,665
Waters Corp. (a) (b)	438,954	157,975,155
West Pharmaceutical Services, Inc.	536,381	161,000,121
		4,531,297,856
PHARMACEUTICALS — 31.1%
Bristol-Myers Squibb Co.	14,990,384	775,602,468
Catalent, Inc. (a)	1,338,104	81,048,960
Eli Lilly & Co.	5,832,726	5,167,445,273
Johnson & Johnson	17,798,949	2,884,497,675
Merck & Co., Inc.	18,742,104	2,128,353,330
Pfizer, Inc.	41,898,963	1,212,555,989
Viatris, Inc.	8,824,800	102,455,928
Zoetis, Inc.	3,349,845	654,492,716
		13,006,452,339
TOTAL COMMON STOCKS (Cost $41,775,293,898)		41,786,975,742
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	19,187,855	19,187,855
State Street Navigator Securities Lending Portfolio II (e) (f)	22,924,533	22,924,533
TOTAL SHORT-TERM INVESTMENTS (Cost $42,112,388)		42,112,388
TOTAL INVESTMENTS — 100.0% (Cost $41,817,406,286)		41,829,088,130
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		1,134,503
NET ASSETS — 100.0%		$41,830,222,633
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,786,975,742	$—	$—	$41,786,975,742
Short-Term Investments	42,112,388	—	—	42,112,388
TOTAL INVESTMENTS	$41,829,088,130	$—	$—	$41,829,088,130
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,578,923	$33,585,639	$752,168,462	$785,762,013	$8,576	$(664)	—	$—	$3,069,797
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	186,439,126	167,251,271	—	—	19,187,855	19,187,855	182,450
State Street Navigator Securities Lending Portfolio II	24,295,260	24,295,260	2,195,573,020	2,196,943,747	—	—	22,924,533	22,924,533	102,463
Total		$57,880,899	$3,134,180,608	$3,149,957,031	$8,576	$(664)		$42,112,388	$3,354,710
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 18.0%
Axon Enterprise, Inc. (a)	337,928	$135,036,029
Boeing Co. (a) (b)	2,756,187	419,050,671
General Dynamics Corp.	1,214,148	366,915,526
Howmet Aerospace, Inc.	1,921,170	192,597,292
Huntington Ingalls Industries, Inc.	186,370	49,272,501
L3Harris Technologies, Inc.	892,996	212,416,959
Lockheed Martin Corp.	998,838	583,880,741
Northrop Grumman Corp.	647,214	341,774,297
RTX Corp.	6,264,002	758,946,482
Textron, Inc.	881,274	78,063,251
TransDigm Group, Inc.	263,992	376,750,903
		3,514,704,652
AIR FREIGHT & LOGISTICS — 4.6%
CH Robinson Worldwide, Inc. (b)	552,626	60,993,332
Expeditors International of Washington, Inc. (b)	667,648	87,728,947
FedEx Corp.	1,061,111	290,404,859
United Parcel Service, Inc. Class B	3,444,254	469,589,590
		908,716,728
AIRLINES — 1.7%
Delta Air Lines, Inc.	3,017,974	153,282,900
Southwest Airlines Co. (b)	2,824,003	83,675,209
United Airlines Holdings, Inc. (a) (b)	1,550,990	88,499,489
		325,457,598
BUILDING PRODUCTS — 6.5%
A.O. Smith Corp.	563,771	50,643,549
Allegion PLC	412,369	60,098,658
Builders FirstSource, Inc. (a)	548,022	106,239,545
Carrier Global Corp.	3,957,489	318,538,289
Johnson Controls International PLC	3,144,706	244,060,633
Masco Corp.	1,026,621	86,174,567
Trane Technologies PLC	1,062,528	413,036,509
		1,278,791,750
COMMERCIAL SERVICES & SUPPLIES — 6.6%
Cintas Corp.	1,613,110	332,107,087
Copart, Inc. (a)	4,132,685	216,552,694
Republic Services, Inc.	960,915	192,990,169
Rollins, Inc.	1,327,010	67,120,166
Veralto Corp.	1,162,878	130,079,533
Waste Management, Inc.	1,719,426	356,952,837
		1,295,802,486
CONSTRUCTION & ENGINEERING — 1.1%
Quanta Services, Inc.	693,142	206,660,287
ELECTRICAL EQUIPMENT — 8.3%
AMETEK, Inc.	1,093,531	187,770,208
Eaton Corp. PLC	1,874,240	621,198,105
Emerson Electric Co.	2,700,091	295,308,953
GE Vernova, Inc. (a)	1,294,587	330,093,793
Generac Holdings, Inc. (a)	282,670	44,910,610
Security Description	Shares	Value
Rockwell Automation, Inc.	534,055	$143,372,405
		1,622,654,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Hubbell, Inc. (b)	253,225	108,468,929
GROUND TRANSPORTATION — 11.6%
CSX Corp.	9,127,866	315,185,213
JB Hunt Transport Services, Inc.	378,895	65,294,975
Norfolk Southern Corp.	1,066,241	264,960,889
Old Dominion Freight Line, Inc. (b)	887,714	176,335,509
Uber Technologies, Inc. (a)	9,893,250	743,576,670
Union Pacific Corp.	2,868,642	707,062,880
		2,272,416,136
INDUSTRIAL CONGLOMERATES — 10.0%
3M Co.	2,586,472	353,570,722
General Electric Co.	5,105,503	962,795,756
Honeywell International, Inc.	3,066,283	633,831,359
		1,950,197,837
MACHINERY — 19.9%
Caterpillar, Inc.	2,283,123	892,975,068
Cummins, Inc.	646,100	209,200,719
Deere & Co.	1,206,696	503,590,442
Dover Corp.	648,458	124,335,337
Fortive Corp.	1,648,698	130,131,733
IDEX Corp.	357,472	76,677,744
Illinois Tool Works, Inc.	1,271,622	333,253,978
Ingersoll Rand, Inc.	1,898,191	186,326,429
Nordson Corp.	256,455	67,352,777
Otis Worldwide Corp.	1,885,434	195,972,010
PACCAR, Inc.	2,467,856	243,528,030
Parker-Hannifin Corp.	605,047	382,280,796
Pentair PLC	783,436	76,612,206
Snap-on, Inc.	249,071	72,158,359
Stanley Black & Decker, Inc.	726,027	79,957,353
Westinghouse Air Brake Technologies Corp.	824,504	149,870,092
Xylem, Inc.	1,143,240	154,371,697
		3,878,594,770
PROFESSIONAL SERVICES — 7.6%
Amentum Holdings, Inc. (a)	590,728	19,050,978
Automatic Data Processing, Inc.	1,920,164	531,366,984
Broadridge Financial Solutions, Inc.	549,154	118,084,585
Dayforce, Inc. (a) (b)	745,717	45,675,166
Equifax, Inc.	582,792	171,259,257
Jacobs Solutions, Inc.	590,728	77,326,295
Leidos Holdings, Inc.	633,224	103,215,512
Paychex, Inc. (b)	1,513,342	203,075,363
Paycom Software, Inc. (b)	228,515	38,063,743
Verisk Analytics, Inc.	672,809	180,285,900
		1,487,403,783

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.4%
Fastenal Co.	2,695,540	$192,515,467
United Rentals, Inc. (b)	313,510	253,858,452
WW Grainger, Inc.	209,091	217,205,822
		663,579,741
TOTAL COMMON STOCKS (Cost $19,084,387,945)		19,513,448,771
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	13,132,581	13,132,581
State Street Navigator Securities Lending Portfolio II (e) (f)	29,582,949	29,582,949
TOTAL SHORT-TERM INVESTMENTS (Cost $42,715,530)		42,715,530
TOTAL INVESTMENTS — 100.1% (Cost $19,127,103,475)		19,556,164,301
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(19,057,164)
NET ASSETS — 100.0%		$19,537,107,137

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	139	12/20/2024	$18,457,810	$19,146,791	$688,981
During the year ended September 30, 2024, the average notional value related to futures contracts was $20,817,038.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,513,448,771	$—	$—	$19,513,448,771
Short-Term Investments	42,715,530	—	—	42,715,530
TOTAL INVESTMENTS	$19,556,164,301	$—	$—	$19,556,164,301
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$688,981	$—	$—	$688,981
TOTAL OTHER FINANCIAL INSTRUMENTS:	$688,981	$—	$—	$688,981
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,430,670	$6,431,956	$383,504,295	$389,937,142	$895	$(4)	—	$—	$535,991
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	77,518,767	64,386,186	—	—	13,132,581	13,132,581	48,579
State Street Navigator Securities Lending Portfolio II	76,756,877	76,756,877	3,242,582,694	3,289,756,622	—	—	29,582,949	29,582,949	681,678
Total		$83,188,833	$3,703,605,756	$3,744,079,950	$895	$(4)		$42,715,530	$1,266,248
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 63.9%
Air Products & Chemicals, Inc.	945,071	$281,385,440
Albemarle Corp. (a)	715,158	67,732,614
Celanese Corp.	664,762	90,381,041
CF Industries Holdings, Inc.	1,097,697	94,182,403
Corteva, Inc.	4,211,870	247,615,837
Dow, Inc.	4,264,626	232,976,518
DuPont de Nemours, Inc.	2,540,180	226,355,440
Eastman Chemical Co.	711,307	79,630,819
Ecolab, Inc.	1,076,589	274,885,469
FMC Corp.	759,502	50,081,562
International Flavors & Fragrances, Inc.	1,555,471	163,215,572
Linde PLC	2,043,594	974,508,235
LyondellBasell Industries NV Class A	1,582,399	151,752,064
Mosaic Co.	1,938,713	51,918,734
PPG Industries, Inc.	1,419,473	188,023,394
Sherwin-Williams Co.	986,658	376,577,759
		3,551,222,901
CONSTRUCTION MATERIALS — 7.2%
Martin Marietta Materials, Inc.	371,825	200,134,806
Vulcan Materials Co.	803,513	201,223,761
		401,358,567
CONTAINERS & PACKAGING — 12.6%
Amcor PLC	8,793,943	99,635,374
Avery Dennison Corp.	489,930	108,156,947
Ball Corp.	1,847,036	125,432,215
International Paper Co. (a)	2,113,566	103,247,699
Packaging Corp. of America	542,519	116,858,592
Smurfit WestRock PLC	3,001,986	148,358,148
		701,688,975
METALS & MINING — 16.1%
Freeport-McMoRan, Inc.	6,108,396	304,931,128
Security Description	Shares	Value
Newmont Corp.	4,877,920	$260,724,824
Nucor Corp.	1,444,031	217,095,621
Steel Dynamics, Inc.	873,102	110,080,700
		892,832,273
TOTAL COMMON STOCKS (Cost $5,833,839,819)		5,547,102,716
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	6,830,419	6,830,419
State Street Navigator Securities Lending Portfolio II (d) (e)	8,230,922	8,230,922
TOTAL SHORT-TERM INVESTMENTS (Cost $15,061,341)		15,061,341
TOTAL INVESTMENTS — 100.1% (Cost $5,848,901,160)		5,562,164,057
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,261,939)
NET ASSETS — 100.0%		$5,555,902,118
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	89	12/20/2024	$8,817,079	$9,190,140	$373,061
During the year ended September 30, 2024, the average notional value related to futures contracts was $10,578,638.
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,547,102,716	$—	$—	$5,547,102,716
Short-Term Investments	15,061,341	—	—	15,061,341
TOTAL INVESTMENTS	$5,562,164,057	$—	$—	$5,562,164,057
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$373,061	$—	$—	$373,061
TOTAL OTHER FINANCIAL INSTRUMENTS:	$373,061	$—	$—	$373,061
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,052,582	$9,054,393	$134,778,302	$143,832,262	$(409)	$(24)	—	$—	$327,722
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	38,636,671	31,806,252	—	—	6,830,419	6,830,419	33,961
State Street Navigator Securities Lending Portfolio II	33,329,188	33,329,188	1,058,074,482	1,083,172,748	—	—	8,230,922	8,230,922	115,220
Total		$42,383,581	$1,231,489,455	$1,258,811,262	$(409)	$(24)		$15,061,341	$476,903
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
HEALTH CARE REITs — 10.2%
Healthpeak Properties, Inc. REIT	5,109,418	$116,852,390
Ventas, Inc. REIT	3,000,611	192,429,183
Welltower, Inc. REIT	4,202,309	538,021,621
		847,303,194
HOTEL & RESORT REITs — 1.1%
Host Hotels & Resorts, Inc. REIT	5,099,174	89,745,463
INDUSTRIAL REITs — 10.2%
Prologis, Inc. REIT	6,723,471	849,039,918
OFFICE REITs — 2.7%
Alexandria Real Estate Equities, Inc. REIT	1,130,781	134,280,244
BXP, Inc. REIT	1,053,770	84,786,334
		219,066,578
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.0%
CBRE Group, Inc. Class A (a)	2,187,435	272,291,909
CoStar Group, Inc. (a)	2,976,289	224,531,242
		496,823,151
RESIDENTIAL REITs — 12.4%
AvalonBay Communities, Inc. REIT	1,031,516	232,348,979
Camden Property Trust REIT	773,332	95,529,702
Equity Residential REIT	2,477,912	184,505,328
Essex Property Trust, Inc. REIT	466,125	137,702,647
Invitation Homes, Inc. REIT	4,137,926	145,903,271
Mid-America Apartment Communities, Inc. REIT	848,415	134,813,143
UDR, Inc. REIT	2,176,776	98,695,024
		1,029,498,094
RETAIL REITs — 12.5%
Federal Realty Investment Trust REIT	545,555	62,722,458
Kimco Realty Corp. REIT	4,888,614	113,513,617
Realty Income Corp. REIT	6,324,201	401,080,828
Regency Centers Corp. REIT	1,184,526	85,558,313
Security Description	Shares	Value
Simon Property Group, Inc. REIT	2,225,569	$376,165,672
		1,039,040,888
SPECIALIZED REITs — 44.6%
American Tower Corp. REIT	3,391,738	788,782,589
Crown Castle, Inc. REIT	3,155,792	374,371,605
Digital Realty Trust, Inc. REIT	2,235,031	361,695,067
Equinix, Inc. REIT	689,414	611,944,549
Extra Space Storage, Inc. REIT	1,539,058	277,322,861
Iron Mountain, Inc. REIT	2,130,343	253,148,659
Public Storage REIT	1,143,879	416,223,252
SBA Communications Corp. REIT	780,526	187,872,608
VICI Properties, Inc. REIT	7,604,919	253,319,852
Weyerhaeuser Co. REIT	5,277,931	178,710,743
		3,703,391,785
TOTAL COMMON STOCKS (Cost $8,190,401,099)		8,273,909,071
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c) (Cost $19,989,198)	19,989,198	19,989,198
TOTAL INVESTMENTS — 99.9% (Cost $8,210,390,297)		8,293,898,269
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,653,764
NET ASSETS — 100.0%		$8,303,552,033
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	535	12/20/2024	$29,634,100	$29,543,609	$(90,491)
During the year ended September 30, 2024, the average notional value related to futures contracts was $11,890,716.
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,273,909,071	$—	$—	$8,273,909,071
Short-Term Investment	19,989,198	—	—	19,989,198
TOTAL INVESTMENTS	$8,293,898,269	$—	$—	$8,293,898,269
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(90,491)	$—	$—	$(90,491)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(90,491)	$—	$—	$(90,491)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,667,169	$15,670,302	$275,496,818	$291,167,121	$12	$(11)	—	$—	$270,552
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	77,393,789	57,404,591	—	—	19,989,198	19,989,198	34,912
Total		$15,670,302	$352,890,607	$348,571,712	$12	$(11)		$19,989,198	$305,464
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 4.6%
Arista Networks, Inc. (a)	1,994,286	$765,446,853
Cisco Systems, Inc.	31,188,987	1,659,877,888
F5, Inc. (a)	451,222	99,359,084
Juniper Networks, Inc.	2,548,212	99,329,304
Motorola Solutions, Inc.	1,291,605	580,744,356
		3,204,757,485
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Amphenol Corp. Class A	9,323,002	607,486,810
CDW Corp.	1,034,029	234,000,763
Corning, Inc. (b)	5,961,973	269,183,081
Jabil, Inc.	878,270	105,243,094
Keysight Technologies, Inc. (a)	1,351,169	214,741,289
TE Connectivity PLC	2,352,792	355,248,064
Teledyne Technologies, Inc. (a) (b)	362,137	158,492,880
Trimble, Inc. (a) (b)	1,890,490	117,380,524
Zebra Technologies Corp. Class A (a)	399,306	147,870,998
		2,209,647,503
IT SERVICES — 6.3%
Accenture PLC Class A	4,849,104	1,714,061,282
Akamai Technologies, Inc. (a)	1,173,016	118,415,965
Cognizant Technology Solutions Corp. Class A	3,837,153	296,151,468
EPAM Systems, Inc. (a)	440,742	87,720,880
Gartner, Inc. (a)	596,560	302,312,746
GoDaddy, Inc. Class A (a)	1,091,374	171,105,616
International Business Machines Corp. (b)	7,131,096	1,576,542,704
VeriSign, Inc. (a)	649,812	123,438,287
		4,389,748,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 35.0%
Advanced Micro Devices, Inc. (a)	12,529,429	2,055,828,710
Analog Devices, Inc.	3,841,507	884,199,666
Applied Materials, Inc.	6,409,805	1,295,101,100
Broadcom, Inc.	18,228,161	3,144,357,772
Enphase Energy, Inc. (a) (b)	1,048,409	118,491,185
First Solar, Inc. (a) (b)	828,697	206,710,180
Intel Corp.	33,032,975	774,953,594
KLA Corp.	1,040,619	805,865,760
Lam Research Corp.	1,009,319	823,685,050
Microchip Technology, Inc.	4,153,336	333,471,347
Micron Technology, Inc.	8,584,039	890,250,685
Monolithic Power Systems, Inc.	377,367	348,875,792
NVIDIA Corp.	73,047,005	8,870,828,287
NXP Semiconductors NV	1,972,058	473,313,641
ON Semiconductor Corp. (a) (b)	3,316,125	240,783,836
Qorvo, Inc. (a)	734,384	75,861,867
QUALCOMM, Inc.	8,623,991	1,466,509,670
Skyworks Solutions, Inc.	1,236,426	122,121,796
Teradyne, Inc.	1,263,200	169,180,376
Security Description	Shares	Value
Texas Instruments, Inc.	7,068,385	$1,460,116,289
		24,560,506,603
SOFTWARE — 33.8%
Adobe, Inc. (a)	3,432,539	1,777,300,043
ANSYS, Inc. (a) (b)	676,464	215,541,724
Autodesk, Inc. (a)	1,667,902	459,473,643
Cadence Design Systems, Inc. (a)	2,119,769	574,520,992
Crowdstrike Holdings, Inc. Class A (a) (b)	1,787,424	501,318,809
Fair Isaac Corp. (a)	189,830	368,938,402
Fortinet, Inc. (a)	4,914,847	381,146,385
Gen Digital, Inc. (b)	4,193,268	115,021,341
Intuit, Inc.	2,164,077	1,343,891,817
Microsoft Corp. (b)	22,071,642	9,497,427,553
Oracle Corp.	12,373,952	2,108,521,421
Palantir Technologies, Inc. Class A (a) (b)	15,589,692	579,936,542
Palo Alto Networks, Inc. (a)	2,506,745	856,805,441
PTC, Inc. (a)	929,984	168,010,909
Roper Technologies, Inc.	829,877	461,776,758
Salesforce, Inc.	7,501,467	2,053,226,533
ServiceNow, Inc. (a)	1,594,735	1,426,315,037
Synopsys, Inc. (a)	1,186,139	600,648,928
Tyler Technologies, Inc. (a)	330,377	192,847,663
		23,682,669,941
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.1%
Apple, Inc.	45,147,024	10,519,256,592
Dell Technologies, Inc. Class C	2,227,026	263,991,662
Hewlett Packard Enterprise Co. (b)	10,061,398	205,856,203
HP, Inc.	7,575,554	271,735,122
NetApp, Inc.	1,591,332	196,545,415
Seagate Technology Holdings PLC	1,625,640	178,056,349
Super Micro Computer, Inc. (a) (b)	389,848	162,332,707
Western Digital Corp. (a)	2,527,822	172,624,965
		11,970,399,015
TOTAL COMMON STOCKS (Cost $58,433,782,328)		70,017,729,495
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	60,641,795	60,641,795
State Street Navigator Securities Lending Portfolio II (e) (f)	100,144,368	100,144,368
TOTAL SHORT-TERM INVESTMENTS (Cost $160,786,163)		160,786,163
TOTAL INVESTMENTS — 100.1% (Cost $58,594,568,491)		70,178,515,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(87,774,444)
NET ASSETS — 100.0%		$70,090,741,214

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	330	12/20/2024	$74,157,600	$75,882,411	$1,724,811
During the year ended September 30, 2024, the average notional value related to futures contracts was $67,388,538.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$70,017,729,495	$—	$—	$70,017,729,495
Short-Term Investments	160,786,163	—	—	160,786,163
TOTAL INVESTMENTS	$70,178,515,658	$—	$—	$70,178,515,658
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,724,811	$—	$—	$1,724,811
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,724,811	$—	$—	$1,724,811
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	60,139,808	$60,151,836	$1,060,496,154	$1,120,663,505	$23,510	$(7,995)	—	$—	$3,370,341
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	194,976,800	134,335,005	—	—	60,641,795	60,641,795	195,673
State Street Navigator Securities Lending Portfolio II	23,763,431	23,763,431	2,919,137,635	2,842,756,698	—	—	100,144,368	100,144,368	125,764
Total		$83,915,267	$4,174,610,589	$4,097,755,208	$23,510	$(7,995)		$160,786,163	$3,691,778
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 65.4%
Alliant Energy Corp. (a)	3,841,171	$233,120,668
American Electric Power Co., Inc.	7,968,596	817,577,950
Constellation Energy Corp. (a)	4,682,615	1,217,573,552
Duke Energy Corp.	11,561,001	1,332,983,415
Edison International	5,783,106	503,650,702
Entergy Corp. (a)	3,201,826	421,392,320
Evergy, Inc. (a)	3,443,659	213,541,295
Eversource Energy (a)	5,351,906	364,197,203
Exelon Corp.	14,975,383	607,251,781
FirstEnergy Corp.	7,675,986	340,429,979
NextEra Energy, Inc. (a)	30,767,350	2,600,764,095
NRG Energy, Inc. (a)	3,090,581	281,551,929
PG&E Corp.	32,009,206	632,822,003
Pinnacle West Capital Corp. (a)	1,700,549	150,651,636
PPL Corp. (a)	11,047,880	365,463,870
Southern Co. (a)	16,374,414	1,476,644,655
Xcel Energy, Inc.	8,348,755	545,173,701
		12,104,790,754
GAS UTILITIES — 1.7%
Atmos Energy Corp.	2,324,662	322,453,866
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.5%
AES Corp. (a)	10,646,338	213,565,540
Vistra Corp. (a)	5,144,981	609,886,048
		823,451,588
MULTI-UTILITIES — 25.7%
Ameren Corp. (a)	3,995,666	349,460,948
CenterPoint Energy, Inc.	9,759,767	287,132,345
CMS Energy Corp. (a)	4,473,622	315,971,922
Consolidated Edison, Inc. (a)	5,179,010	539,290,311
Dominion Energy, Inc. (a)	12,563,471	726,042,989
DTE Energy Co. (a)	3,100,154	398,090,775
NiSource, Inc.	6,716,606	232,730,398
Public Service Enterprise Group, Inc. (a)	7,460,182	665,522,836
Security Description	Shares	Value
Sempra (a)	9,481,587	$792,945,121
WEC Energy Group, Inc. (a)	4,733,453	455,263,510
		4,762,451,155
WATER UTILITIES — 2.3%
American Water Works Co., Inc. (a)	2,918,086	426,740,897
TOTAL COMMON STOCKS (Cost $17,519,219,528)		18,439,888,260
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	43,608,727	43,608,727
State Street Navigator Securities Lending Portfolio II (d) (e)	81,267,566	81,267,566
TOTAL SHORT-TERM INVESTMENTS (Cost $124,876,293)		124,876,293
TOTAL INVESTMENTS — 100.3% (Cost $17,644,095,821)		18,564,764,553
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(63,614,132)
NET ASSETS — 100.0%		$18,501,150,421
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	591	12/20/2024	$47,092,239	$48,651,120	$1,558,881
During the year ended September 30, 2024, the average notional value related to futures contracts was $3,742,394.
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,439,888,260	$—	$—	$18,439,888,260
Short-Term Investments	124,876,293	—	—	124,876,293
TOTAL INVESTMENTS	$18,564,764,553	$—	$—	$18,564,764,553
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,558,881	$—	$—	$1,558,881
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,558,881	$—	$—	$1,558,881
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,702,123	$31,708,463	$614,502,521	$646,207,330	$(2,876)	$(778)	—	$—	$1,301,407
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	169,427,582	125,818,855	—	—	43,608,727	43,608,727	174,032
State Street Navigator Securities Lending Portfolio II	7,244,850	7,244,850	1,437,898,548	1,363,875,832	—	—	81,267,566	81,267,566	75,933
Total		$38,953,313	$2,221,828,651	$2,135,902,017	$(2,876)	$(778)		$124,876,293	$1,551,372
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$18,625,871,359	$19,433,901,116	$17,828,658,584
Investments in affiliated issuers, at value	100,404,001	58,474,043	95,967,573
Total Investments	18,726,275,360	19,492,375,159	17,924,626,157
Net cash at broker	—	—	—
Cash	—	—	8,745
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	38,344,399	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	77	—	29,355
Dividends receivable — unaffiliated issuers	5,556,699	4,706,795	44,508,890
Dividends receivable — affiliated issuers	78,987	133,305	143,640
Securities lending income receivable — unaffiliated issuers	5,720	16,946	12,169
Securities lending income receivable — affiliated issuers	16,879	7,882	3,845
Receivable for foreign taxes recoverable	—	—	—
Prepaid expenses and other assets	34,292	35,055	28,197
TOTAL ASSETS	18,731,968,014	19,535,619,541	17,969,360,998
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	66,957,166	48,327,921	68,582,092
Payable for investments purchased	25,143,308	41,102,845	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	56,662	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory and Administration fees payable	464,759	523,229	476,822
Distribution fees payable	357,664	371,248	343,057
Unitary fees payable	121,155	110,856	118,402
Trustees’ fees and expenses payable	905	2,219	1,617
License fee payable	830,945	860,719	759,431
Registration and filing fees payable	37,320	44,630	40,713
Professional fees payable	64,645	72,483	70,026
Printing and postage fees payable	159,563	227,336	255,344
Accrued expenses and other liabilities	4,754	5,320	5,666
TOTAL LIABILITIES	94,142,184	91,705,468	70,653,170
NET ASSETS	$18,637,825,830	$19,443,914,073	$17,898,707,828
NET ASSETS CONSIST OF:
Paid-in capital	$18,841,314,195	$22,605,363,301	$19,987,935,551
Total distributable earnings (loss)	(203,488,365)	(3,161,449,228)	(2,089,227,723)
NET ASSETS	$18,637,825,830	$19,443,914,073	$17,898,707,828
NET ASSET VALUE PER SHARE
Net asset value per share	$90.41	$200.45	$83.03
Shares outstanding (unlimited amount authorized, $0.01 par value)	206,150,000	97,003,252	215,571,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$16,815,884,761	$18,412,813,736	$18,143,841,318
Investments in affiliated issuers	100,404,001	58,474,043	95,967,573
Total cost of investments	$16,916,288,762	$18,471,287,779	$18,239,808,891
* Includes investments in securities on loan, at value	$110,638,996	$219,761,695	$209,781,940
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$35,370,897,873	$42,082,164,261	$41,786,975,742	$19,513,448,771	$5,547,102,716	$8,273,909,071	$70,017,729,495
147,947,701	299,023,157	42,112,388	42,715,530	15,061,341	19,989,198	160,786,163
35,518,845,574	42,381,187,418	41,829,088,130	19,556,164,301	5,562,164,057	8,293,898,269	70,178,515,658
3,482,993	—	—	161,201	—	1,814,071	3,049,153
4,339,314	5,031	7,421	133,240	993	115	65
2,655,910	—	—	689,440	373,355	—	1,725,900
—	—	—	—	—	—	—
—	21,436	2,531	3,931	—	1,963	843
14,103,601	18,694,036	28,586,597	11,632,083	4,206,856	15,327,175	14,821,736
589,661	249,572	266,937	57,066	39,110	41,423	247,931
11,884	7,823	16,142	28,710	9,359	—	20,110
10,190	6,676	3,995	11,298	3,163	—	6,792
—	—	—	—	—	305,942	—
68,283	70,254	70,313	32,428	9,772	10,958	127,384
35,544,107,410	42,400,242,246	41,858,042,066	19,568,913,698	5,566,806,665	8,311,399,916	70,198,515,572

—	—	—	—	45,880	—	—
79,399,178	50,484,153	22,924,533	29,582,949	8,230,922	—	100,144,368
—	50,990,320	—	—	1,972,549	6,905,571	—
141	—	—	—	1,853	—	—
—	—	—	—	—	88,725	—
936,221	1,189,728	1,125,347	528,124	134,996	197,904	1,772,481
694,910	851,086	819,382	380,576	106,799	152,967	1,346,298
267,148	307,446	307,578	126,011	66	27,382	527,629
3,817	4,660	3,961	1,627	998	539	3,550
1,672,033	1,920,819	1,854,815	865,304	249,907	322,892	3,108,191
97,600	87,554	100,795	40,120	14,090	13,520	141,505
77,152	67,417	76,406	64,810	64,626	63,305	69,605
582,897	471,856	598,407	211,773	77,545	70,868	652,134
8,173	8,790	8,209	5,267	4,316	4,210	8,597
83,739,270	106,383,829	27,819,433	31,806,561	10,904,547	7,847,883	107,774,358
$35,460,368,140	$42,293,858,417	$41,830,222,633	$19,537,107,137	$5,555,902,118	$8,303,552,033	$70,090,741,214

$44,585,611,853	$43,260,763,764	$43,565,400,848	$20,538,286,899	$6,957,101,372	$8,565,987,709	$61,245,984,086
(9,125,243,713)	(966,905,347)	(1,735,178,215)	(1,001,179,762)	(1,401,199,254)	(262,435,676)	8,844,757,128
$35,460,368,140	$42,293,858,417	$41,830,222,633	$19,537,107,137	$5,555,902,118	$8,303,552,033	$70,090,741,214

$87.81	$45.31	$154.01	$135.51	$96.42	$44.67	$225.80
403,824,200	933,445,427	271,615,324	144,176,000	57,623,725	185,900,000	310,405,897

$35,605,145,827	$38,614,387,608	$41,775,293,898	$19,084,387,945	$5,833,839,819	$8,190,401,099	$58,433,782,328
147,947,701	311,670,322	42,112,388	42,715,530	15,061,341	19,989,198	160,786,163
$35,753,093,528	$38,926,057,930	$41,817,406,286	$19,127,103,475	$5,848,901,160	$8,210,390,297	$58,594,568,491
$192,678,002	$156,830,579	$155,125,200	$378,691,822	$110,498,381	$—	$503,835,742

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2024

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$18,439,888,260
Investments in affiliated issuers, at value	124,876,293
Total Investments	18,564,764,553
Net cash at broker	773,619
Cash	427
Receivable from broker — accumulated variation margin on futures contracts	1,560,831
Receivable for income related to Select Sector SPDR shares in-kind transactions	3,875
Dividends receivable — unaffiliated issuers	17,071,085
Dividends receivable — affiliated issuers	224,590
Securities lending income receivable — unaffiliated issuers	18,180
Securities lending income receivable — affiliated issuers	11,601
Prepaid expenses and other assets	25,042
TOTAL ASSETS	18,584,453,803
LIABILITIES
Payable upon return of securities loaned	81,267,566
Advisory and Administration fees payable	484,620
Distribution fees payable	339,676
Unitary fees payable	121,215
Trustees’ fees and expenses payable	1,512
License fee payable	745,486
Registration and filing fees payable	36,066
Professional fees payable	69,550
Printing and postage fees payable	232,130
Accrued expenses and other liabilities	5,561
TOTAL LIABILITIES	83,303,382
NET ASSETS	$18,501,150,421
NET ASSETS CONSIST OF:
Paid-in capital	$18,667,541,999
Total distributable earnings (loss)	(166,391,578)
NET ASSETS	$18,501,150,421
NET ASSET VALUE PER SHARE
Net asset value per share	$80.76
Shares outstanding (unlimited amount authorized, $0.01 par value)	229,074,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$17,519,219,528
Investments in affiliated issuers	124,876,293
Total cost of investments	$17,644,095,821
* Includes investments in securities on loan, at value	$256,836,821
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	—	$—	$—
Dividend income — unaffiliated issuers	204,513,806	173,236,599	459,162,341
Dividend income — affiliated issuers	1,070,903	877,410	1,462,739
Unaffiliated securities lending income	65,747	149,304	59,212
Affiliated securities lending income	86,221	214,557	89,015
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	205,736,677	174,477,870	460,773,307
EXPENSES
Advisory and Administration fees	5,220,288	5,741,665	4,808,943
Distribution fees	3,280,391	3,605,845	3,020,082
License fees	3,306,015	3,634,927	3,042,417
Unitary fees	1,361,735	1,493,406	1,249,240
Trustees’ fees and expenses	151,774	174,630	151,129
Registration and filing fees	22,940	22,940	14,570
Professional fees	71,079	73,808	56,281
Printing and postage fees	833,647	896,919	817,113
Insurance expense	42,558	48,107	42,917
Miscellaneous expenses	52,266	57,789	48,252
TOTAL EXPENSES	14,342,693	15,750,036	13,250,944
NET INVESTMENT INCOME (LOSS)	$191,393,984	$158,727,834	$447,522,363
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,131,832	(660,965,487)	(160,118,651)
Investments — affiliated issuers	(59,013)	(1,167)	6,510
In-kind redemptions — unaffiliated issuers	2,708,699,369	1,755,810,214	996,360,497
In-kind redemptions — affiliated issuers	—	—	—
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	2,719,772,188	1,094,843,560	836,248,356
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,529,222,671	2,845,214,706	2,027,187,277
Investments — affiliated issuers	(409)	(30)	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	2,529,222,262	2,845,214,676	2,027,187,277
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,248,994,450	3,940,058,236	2,863,435,633
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,440,388,434	$4,098,786,070	$3,310,957,996
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$490,638	$—	$—	$46,012	$25,268	$30,797	$159,164
1,235,879,761	636,335,662	661,082,439	278,647,578	101,132,070	184,642,180	516,376,764
4,392,772	7,535,816	3,252,247	584,570	361,683	305,464	3,566,014
57,498	123,929	96,383	123,063	59,399	—	60,604
108,680	254,447	102,463	681,678	115,220	—	125,764
—	—	—	—	—	—	(1,063,365)
1,240,929,349	644,249,854	664,533,532	280,082,901	101,693,640	184,978,441	519,224,945

11,472,179	11,312,299	12,039,266	5,227,008	1,658,613	1,790,961	19,098,974
7,200,237	7,111,125	7,560,717	3,285,456	1,041,379	1,126,714	12,003,967
7,260,983	7,164,015	7,619,800	3,309,858	1,049,797	1,133,822	12,095,539
2,983,888	2,941,642	3,129,741	1,359,190	438,004	471,204	4,967,731
356,047	328,143	371,906	153,142	52,216	48,896	546,270
38,130	39,990	39,370	19,530	5,580	6,200	78,430
67,752	70,312	71,578	61,205	50,321	50,724	116,329
1,759,376	1,874,718	2,028,348	804,216	242,057	270,881	3,012,907
85,471	94,835	98,578	44,451	15,558	11,265	148,929
115,296	111,318	119,909	52,098	16,825	17,563	189,733
31,339,359	31,048,397	33,079,213	14,316,154	4,570,350	4,928,230	52,258,809
$1,209,589,990	$613,201,457	$631,454,319	$265,766,747	$97,123,290	$180,050,211	$466,966,136

(810,448,458)	(114,143,968)	(565,609,760)	(337,599,280)	(132,185,364)	(58,842,779)	30,807,609
22,191	(2,887,901)	8,576	895	(409)	12	23,510
2,618,974,706	3,670,541,178	3,391,982,211	2,419,418,783	352,558,615	131,837,867	10,888,365,286
—	885,938	—	—	—	—	—
—	189	—	—	—	—	—
(3,764,875)	—	—	4,340,440	755,549	88,889	12,315,798
1,804,783,564	3,554,395,436	2,826,381,027	2,086,160,838	221,128,391	73,083,989	10,931,512,203

(3,198,878,698)	7,479,592,832	4,084,667,897	2,721,997,180	834,547,156	1,544,977,526	7,729,791,392
(77)	45,667,674	(664)	(4)	(24)	(11)	(7,995)
3,756,126	—	—	1,230,144	919,189	409,707	4,829,550
(3,195,122,649)	7,525,260,506	4,084,667,233	2,723,227,320	835,466,321	1,545,387,222	7,734,612,947
(1,390,339,085)	11,079,655,942	6,911,048,260	4,809,388,158	1,056,594,712	1,618,471,211	18,666,125,150
$(180,749,095)	$11,692,857,399	$7,542,502,579	$5,075,154,905	$1,153,718,002	$1,798,521,422	$19,133,091,286

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2024

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$448,048,630
Dividend income — affiliated issuers	1,475,439
Unaffiliated securities lending income	31,015
Affiliated securities lending income	75,933
TOTAL INVESTMENT INCOME (LOSS)	449,631,017
EXPENSES
Advisory and Administration fees	4,284,215
Distribution fees	2,692,187
License fees	2,710,227
Unitary fees	1,116,126
Trustees’ fees and expenses	129,025
Registration and filing fees	11,780
Professional fees	52,676
Printing and postage fees	720,564
Insurance expense	35,682
Miscellaneous expenses	42,412
TOTAL EXPENSES	11,794,894
NET INVESTMENT INCOME (LOSS)	$437,836,123
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(114,588,618)
Investments — affiliated issuers	(2,876)
In-kind redemptions — unaffiliated issuers	275,328,516
Futures contracts	1,592,627
Net realized gain (loss)	162,329,649
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,425,794,003
Investments — affiliated issuers	(778)
Futures contracts	1,558,881
Net change in unrealized appreciation/depreciation	4,427,352,106
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,589,681,755
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,027,517,878
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$191,393,984	$98,537,829	$158,727,834	$142,809,888
Net realized gain (loss)	2,719,772,188	(313,056,658)	1,094,843,560	(157,092,031)
Net change in unrealized appreciation/depreciation	2,529,222,262	3,465,421,025	2,845,214,676	1,874,122,013
Net increase (decrease) in net assets resulting from operations	5,440,388,434	3,250,902,196	4,098,786,070	1,859,839,870
Net equalization credits and charges	(3,546,184)	1,560,533	(2,763,597)	3,199,990
Distributions to shareholders	(189,772,693)	(99,539,151)	(156,770,004)	(146,143,540)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	13,092,018,247	10,276,721,990	18,466,448,520	16,578,397,409
Cost of shares redeemed	(12,815,124,985)	(7,895,818,143)	(20,396,660,729)	(14,958,622,444)
Net income equalization	3,546,184	(1,560,533)	2,763,597	(3,199,990)
Net increase (decrease) in net assets from beneficial interest transactions	280,439,446	2,379,343,314	(1,927,448,612)	1,616,574,975
Net increase (decrease) in net assets during the period	5,527,509,003	5,532,266,892	2,011,803,857	3,333,471,295
Net assets at beginning of period	13,110,316,827	7,578,049,935	17,432,110,216	14,098,638,921
NET ASSETS AT END OF PERIOD	$18,637,825,830	$13,110,316,827	$19,443,914,073	$17,432,110,216
SHARES OF BENEFICIAL INTEREST:
Shares sold	170,250,000	179,500,000	105,950,000	109,800,000
Shares redeemed	(164,000,000)	(137,850,000)	(117,250,000)	(100,450,000)
Net increase (decrease) from share transactions	6,250,000	41,650,000	(11,300,000)	9,350,000
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23

$447,522,363	$441,865,915	$1,209,589,990	$1,267,538,136	$613,201,457	$625,049,689
836,248,356	38,814,801	1,804,783,564	5,299,979,399	3,554,395,436	(2,096,291,628)
2,027,187,277	234,189,458	(3,195,122,649)	2,737,765,469	7,525,260,506	4,506,706,874
3,310,957,996	714,870,174	(180,749,095)	9,305,283,004	11,692,857,399	3,035,464,935
(6,803,164)	795,893	(27,520,778)	(37,006,912)	(12,599,298)	(3,966,926)
(440,576,935)	(441,127,478)	(1,239,881,431)	(1,341,480,922)	(604,853,490)	(620,776,102)

23,799,803,691	23,046,682,696	23,508,638,341	27,146,924,381	40,112,633,513	43,299,923,641
(24,977,710,236)	(21,580,150,154)	(25,667,289,786)	(29,602,268,044)	(39,505,088,306)	(42,070,236,620)
6,803,164	(795,893)	27,520,778	37,006,912	12,599,298	3,966,926
(1,171,103,381)	1,465,736,649	(2,131,130,667)	(2,418,336,751)	620,144,505	1,233,653,947
1,692,474,516	1,740,275,238	(3,579,281,971)	5,508,458,419	11,695,549,116	3,644,375,854
16,206,233,312	14,465,958,074	39,039,650,111	33,531,191,692	30,598,309,301	26,953,933,447
$17,898,707,828	$16,206,233,312	$35,460,368,140	$39,039,650,111	$42,293,858,417	$30,598,309,301

315,900,000	312,650,000	264,450,000	314,400,000	1,013,350,000	1,287,000,000
(335,850,000)	(293,950,000)	(292,500,000)	(348,350,000)	(1,002,300,000)	(1,253,750,000)
(19,950,000)	18,700,000	(28,050,000)	(33,950,000)	11,050,000	33,250,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$631,454,319	$647,729,539	$265,766,747	$237,381,645
Net realized gain (loss)	2,826,381,027	2,303,390,134	2,086,160,838	374,212,139
Net change in unrealized appreciation/depreciation	4,084,667,233	(34,226,161)	2,723,227,320	2,015,662,364
Net increase (decrease) in net assets resulting from operations	7,542,502,579	2,916,893,512	5,075,154,905	2,627,256,148
Net equalization credits and charges	(9,752,049)	1,559,845	(942,830)	(867,162)
Distributions to shareholders	(623,780,295)	(648,808,543)	(264,119,111)	(236,264,195)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	29,254,652,522	27,182,182,809	31,965,874,837	25,545,625,552
Cost of shares redeemed	(32,048,634,739)	(27,549,852,253)	(31,652,665,828)	(24,628,479,250)
Net income equalization	9,752,049	(1,559,845)	942,830	867,162
Net increase (decrease) in net assets from beneficial interest transactions	(2,784,230,168)	(369,229,289)	314,151,839	918,013,464
Contribution from affiliate (Note 4)	—	—	—	4,351
Net increase (decrease) in net assets during the period	4,124,740,067	1,900,415,525	5,124,244,803	3,308,142,606
Net assets at beginning of period	37,705,482,566	35,805,067,041	14,412,862,334	11,104,719,728
NET ASSETS AT END OF PERIOD	$41,830,222,633	$37,705,482,566	$19,537,107,137	$14,412,862,334
SHARES OF BENEFICIAL INTEREST:
Shares sold	206,100,000	205,850,000	269,000,000	252,600,000
Shares redeemed	(227,400,000)	(208,800,000)	(267,050,000)	(244,500,000)
Net increase (decrease) from share transactions	(21,300,000)	(2,950,000)	1,950,000	8,100,000
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23

$97,123,290	$112,133,869	$180,050,211	$150,374,763	$466,966,136	$417,955,928
221,128,391	170,245,600	73,083,989	(155,219,726)	10,931,512,203	3,620,627,345
835,466,321	529,370,191	1,545,387,222	(42,191,714)	7,734,612,947	9,583,192,932
1,153,718,002	811,749,660	1,798,521,422	(47,036,677)	19,133,091,286	13,621,776,205
(2,754,287)	(511,811)	7,452,132	(769,779)	3,912,857	(831,220)
(105,340,086)	(113,054,528)	(215,940,605)	(165,782,154)	(482,451,081)	(413,152,075)

10,424,809,229	9,947,647,838	5,669,190,128	3,578,815,569	42,539,434,873	21,083,097,992
(10,859,892,589)	(10,406,162,353)	(3,041,558,278)	(3,884,830,594)	(38,686,762,670)	(22,360,823,963)
2,754,287	511,811	(7,452,132)	769,779	(3,912,857)	831,220
(432,329,073)	(458,002,704)	2,620,179,718	(305,245,246)	3,848,759,346	(1,276,894,751)
—	—	—	—	—	—
613,294,556	240,180,617	4,210,212,667	(518,833,856)	22,503,312,408	11,930,898,159
4,942,607,562	4,702,426,945	4,093,339,366	4,612,173,222	47,587,428,806	35,656,530,647
$5,555,902,118	$4,942,607,562	$8,303,552,033	$4,093,339,366	$70,090,741,214	$47,587,428,806

121,200,000	124,800,000	145,200,000	95,950,000	207,700,000	139,250,000
(126,500,000)	(131,050,000)	(79,450,000)	(103,900,000)	(187,650,000)	(149,200,000)
(5,300,000)	(6,250,000)	65,750,000	(7,950,000)	20,050,000	(9,950,000)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$437,836,123	$460,715,120
Net realized gain (loss)	162,329,649	129,595,925
Net change in unrealized appreciation/depreciation	4,427,352,106	(1,597,729,576)
Net increase (decrease) in net assets resulting from operations	5,027,517,878	(1,007,418,531)
Net equalization credits and charges	4,536,442	5,411,223
Distributions to shareholders	(467,924,016)	(497,337,622)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	20,766,669,480	16,592,246,348
Cost of shares redeemed	(20,011,549,398)	(18,020,106,465)
Net income equalization	(4,536,442)	(5,411,223)
Net increase (decrease) in net assets from beneficial interest transactions	750,583,640	(1,433,271,340)
Net increase (decrease) in net assets during the period	5,314,713,944	(2,932,616,270)
Net assets at beginning of period	13,186,436,477	16,119,052,747
NET ASSETS AT END OF PERIOD	$18,501,150,421	$13,186,436,477
SHARES OF BENEFICIAL INTEREST:
Shares sold	311,050,000	248,600,000
Shares redeemed	(305,700,000)	(271,100,000)
Net increase (decrease) from share transactions	5,350,000	(22,500,000)
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$65.58	$47.89	$80.15	$59.40	$49.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.88	0.54	0.58	0.54	0.47
Net realized and unrealized gain (loss) (c)	24.85	17.68	(32.25)	20.73	9.88
Total from investment operations	25.73	18.22	(31.67)	21.27	10.35
Net equalization credits and charges (b)	(0.02)	0.01	(0.02)	(0.00)(d)	0.02
Distributions to shareholders from:
Net investment income	(0.88)	(0.54)	(0.57)	(0.52)	(0.47)
Net asset value, end of period	$90.41	$65.58	$47.89	$80.15	$59.40
Total return (e)	39.32%	38.24%	(39.71)%	35.88%	21.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,637,826	$13,110,317	$7,578,050	$15,176,057	$10,106,071
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.12%	0.92%	0.88%	0.73%	0.86%
Portfolio turnover rate (f)	25%	28%	21%	15%	15%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$160.96	$142.48	$179.54	$146.99	$120.69
Income (loss) from investment operations:
Net investment income (loss) (b)	1.50	1.43	1.23	1.09	1.46
Net realized and unrealized gain (loss) (c)	39.52	18.46	(37.06)	32.54	26.34
Total from investment operations	41.02	19.89	(35.83)	33.63	27.80
Net equalization credits and charges (b)	(0.03)	0.03	(0.01)	0.01	(0.06)
Distributions to shareholders from:
Net investment income	(1.50)	(1.44)	(1.22)	(1.09)	(1.44)
Net asset value, end of period	$200.45	$160.96	$142.48	$179.54	$146.99
Total return (d)	25.54%	14.08%	(20.06)%	22.93%	23.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,443,914	$17,432,110	$14,098,639	$19,633,737	$15,809,198
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	0.85%	0.95%	0.70%	0.65%	1.17%
Portfolio turnover rate (e)	26%	24%	22%	23%	11%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$68.81	$66.72	$68.83	$64.13	$61.41
Income (loss) from investment operations:
Net investment income (loss) (b)	2.13	1.90	1.84	1.85	1.66
Net realized and unrealized gain (loss) (c)	14.23	2.08	(2.16)	4.67	2.70
Total from investment operations	16.36	3.98	(0.32)	6.52	4.36
Net equalization credits and charges (b)	(0.03)	0.00(d)	0.03	(0.01)	0.00(d)
Distributions to shareholders from:
Net investment income	(2.11)	(1.89)	(1.82)	(1.81)	(1.64)
Net asset value, end of period	$83.03	$68.81	$66.72	$68.83	$64.13
Total return (e)	24.04%	5.84%	(0.63)%	10.19%	7.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,898,708	$16,206,233	$14,465,958	$11,757,576	$13,687,240
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	2.85%	2.58%	2.49%	2.71%	2.73%
Portfolio turnover rate (f)	28%	17%	11%	4%	5%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$90.40	$71.98	$52.12	$29.97	$59.18
Income (loss) from investment operations:
Net investment income (loss) (b)	2.85	2.81	2.91	2.11	2.19
Net realized and unrealized gain (loss) (c)	(2.40)	18.72	20.07	22.11	(27.49)
Total from investment operations	0.45	21.53	22.98	24.22	(25.30)
Net equalization credits and charges (b)	(0.06)	(0.08)	(0.06)	0.09	0.08
Contribution from affiliate	—	—	—	—	0.00(d)(e)
Distributions to shareholders from:
Net investment income	(2.98)	(3.03)	(3.06)	(2.16)	(3.99)
Net asset value, end of period	$87.81	$90.40	$71.98	$52.12	$29.97
Total return (f)	0.45%	30.31%	44.34%	81.93%	(44.68)%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,460,368	$39,039,650	$33,531,192	$25,084,339	$8,430,789
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	3.23%	3.30%	4.14%	4.54%	5.08%
Portfolio turnover rate (h)	19%	8%	9%	14%	13%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Contribution paid by an affiliate in the amount of $290,417.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The contribution from an affiliate had no impact on total return.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$33.17	$30.31	$37.53	$24.06	$28.02
Income (loss) from investment operations:
Net investment income (loss) (b)	0.66	0.67	0.68	0.61	0.60
Net realized and unrealized gain (loss) (c)	12.15	2.86	(7.21)	13.44	(3.94)
Total from investment operations	12.81	3.53	(6.53)	14.05	(3.34)
Net equalization credits and charges (b)	(0.01)	0.00(d)	(0.02)	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(0.66)	(0.67)	(0.67)	(0.60)	(0.60)
Net asset value, end of period	$45.31	$33.17	$30.31	$37.53	$24.06
Total return (e)	38.82%	11.67%	(17.67)%	58.79%	(11.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,293,858	$30,598,309	$26,953,933	$40,412,690	$16,646,404
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.66%	1.97%	1.83%	1.80%	2.30%
Portfolio turnover rate (f)	3%	23%	4%	3%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of units. on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$128.72	$121.02	$127.26	$105.56	$90.13
Income (loss) from investment operations:
Net investment income (loss) (b)	2.28	2.13	1.95	1.85	1.66
Net realized and unrealized gain (loss) (c)	25.32	7.69	(6.27)	21.65	16.08
Total from investment operations	27.60	9.82	(4.32)	23.50	17.74
Net equalization credits and charges (b)	(0.04)	0.01	0.04	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(2.27)	(2.13)	(1.96)	(1.81)	(2.31)
Net asset value, end of period	$154.01	$128.72	$121.02	$127.26	$105.56
Total return (e)	21.53%	8.10%	(3.47)%	22.37%	19.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,830,223	$37,705,483	$35,805,067	$30,358,856	$23,873,455
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.60%	1.62%	1.48%	1.54%	1.67%
Portfolio turnover rate (f)	2%	3%	2%	4%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$101.34	$82.79	$97.77	$76.98	$77.66
Income (loss) from investment operations:
Net investment income (loss) (b)	1.84	1.71	1.52	1.27	1.39
Net realized and unrealized gain (loss) (c)	34.18	18.56	(14.94)	20.81	(0.68)
Total from investment operations	36.02	20.27	(13.42)	22.08	0.71
Net equalization credits and charges (b)	(0.01)	(0.01)	(0.04)	0.01	0.02
Contribution from affiliate (Note 4)	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.84)	(1.71)	(1.52)	(1.30)	(1.41)
Net asset value, end of period	$135.51	$101.34	$82.79	$97.77	$76.98
Total return (e)	35.75%	24.50%(f)	(13.95)%	28.74%	1.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,537,107	$14,412,862	$11,104,720	$17,367,182	$12,179,734
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.55%	1.69%	1.54%	1.33%	1.87%
Portfolio turnover rate (g)	7%	9%	7%	2%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The contribution from an affiliate had no impact on total return.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$78.55	$67.98	$79.11	$63.62	$58.17
Income (loss) from investment operations:
Net investment income (loss) (b)	1.55	1.59	1.64	1.45	1.23
Net realized and unrealized gain (loss) (c)	18.12	10.62	(11.02)	15.43	5.47
Total from investment operations	19.67	12.21	(9.38)	16.88	6.70
Net equalization credits and charges (b)	(0.04)	(0.01)	(0.06)	(0.00)(d)	(0.03)
Distributions to shareholders from:
Net investment income	(1.76)	(1.63)	(1.69)	(1.39)	(1.22)
Net asset value, end of period	$96.42	$78.55	$67.98	$79.11	$63.62
Total return (e)	25.18%	17.97%	(12.23)%	26.60%	11.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,555,902	$4,942,608	$4,702,427	$7,501,906	$3,917,044
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.79%	1.99%	1.97%	1.83%	2.15%
Portfolio turnover rate (f)	13%	3%	2%	5%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$34.07	$36.00	$44.47	$35.30	$39.35
Income (loss) from investment operations:
Net investment income (loss) (b)	1.20	1.20	0.86	0.85	0.88
Net realized and unrealized gain (loss) (c)	10.73	(1.79)	(7.99)	9.66	(3.78)
Total from investment operations	11.93	(0.59)	(7.13)	10.51	(2.90)
Net equalization credits and charges (b)	0.05	(0.01)	0.03	0.05	(0.05)
Distributions to shareholders from:
Net investment income	(1.38)	(1.33)	(1.37)	(1.39)	(1.10)
Net asset value, end of period	$44.67	$34.07	$36.00	$44.47	$35.30
Total return (d)	35.70%	(1.81)%	(16.46)%	30.42%	(7.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,303,552	$4,093,339	$4,612,173	$4,282,141	$2,264,406
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	3.07%	3.20%	1.90%	2.05%	2.42%
Portfolio turnover rate (e)	5%	9%	11%	4%	5%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$163.89	$118.73	$149.35	$116.76	$80.51
Income (loss) from investment operations:
Net investment income (loss) (b)	1.52	1.42	1.24	1.11	1.20
Net realized and unrealized gain (loss) (c)	61.94	45.14	(30.62)	32.60	36.24
Total from investment operations	63.46	46.56	(29.38)	33.71	37.44
Net equalization credits and charges (b)	0.01	—	(0.00)(d)	(0.02)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(1.56)	(1.40)	(1.24)	(1.10)	(1.19)
Net asset value, end of period	$225.80	$163.89	$118.73	$149.35	$116.76
Total return (e)	38.79%	39.34%	(19.82)%	28.93%	46.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$70,090,741	$47,587,429	$35,656,531	$43,022,516	$34,095,026
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	0.75%	0.96%	0.83%	0.81%	1.24%
Portfolio turnover rate (f)	39%	19%	9%	4%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$58.94	$65.46	$63.88	$59.40	$64.73
Income (loss) from investment operations:
Net investment income (loss) (b)	2.08	1.98	1.96	1.86	2.00
Net realized and unrealized gain (loss) (c)	21.93	(6.40)	1.61	4.61	(5.36)
Total from investment operations	24.01	(4.42)	3.57	6.47	(3.36)
Net equalization credits and charges (b)	0.02	0.02	0.04	(0.01)	(0.02)
Distributions to shareholders from:
Net investment income	(2.21)	(2.12)	(2.03)	(1.98)	(1.95)
Net asset value, end of period	$80.76	$58.94	$65.46	$63.88	$59.40
Total return (d)	41.54%	(7.02)%	5.46%	10.95%	(5.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,501,150	$13,186,436	$16,119,053	$11,956,669	$11,405,751
Ratios to average net assets:
Total expenses	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	3.13%	2.96%	2.76%	2.89%	3.29%
Portfolio turnover rate (e)	5%	3%	4%	3%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2024, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in each Fund’s respective  Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

The Funds in the following  tables each entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of September 30, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$2,655,910	$—	$2,655,910
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	689,440	—	689,440
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	373,355	—	373,355
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	1,725,900	—	1,725,900
The Utilities Select Sector SPDR Fund
Futures Contracts	—	—	—	1,560,831	—	1,560,831
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Real Estate Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$88,725	$—	$88,725
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$(3,764,875)	$—	$(3,764,875)
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	4,340,440	—	4,340,440
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	755,549	—	755,549
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	88,889	—	88,889
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	12,315,798	—	12,315,798
The Utilities Select Sector SPDR Fund
Futures Contracts	—	—	—	1,592,627	—	1,592,627

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$3,756,126	$—	$3,756,126
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	1,230,144	—	1,230,144
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	919,189	—	919,189
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	409,707	—	409,707
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	4,829,550	—	4,829,550
The Utilities Select Sector SPDR Fund
Futures Contracts	—	—	—	1,558,881	—	1,558,881
4.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets of the Trust up to the next $100.0 billion of net assets; (viii) 0.0243% of average daily net assets of the Trust up to the next $100.0 billion of net assets; and 0.023% of average daily net assets on the remainder of net assets of the Trust. Prior to August 8, 2024, the advisory fee was a sliding scale calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and  is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

$100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2024, are disclosed in the Funds' respective Schedules of Investments.
During the year ended September 30, 2023, State Street made a contribution of $4,351 to the The Industrial Select Sector SPDR Fund related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective February 1, 2022, the Board limited each Fund's 12b-1 fee to an annual rate of 0.02% of its average daily net assets. This limitation is in effect through at least January 31, 2025.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. Each Fund pays an annual sub-license fee to S&P based on a percentage of its total expense ratio shown on the financial highlight for the most recent fiscal year. This rate is applied to the Fund’s average daily net assets. Future years’ sub-license fee rate will be based on a schedule of percentages applied to the most recent total expense ratio of a Fund shown in the, then, current annual report and applied to the average daily net assets of that Fund. Fees to S&P are generally paid quarterly.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2024, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$4,242,570,831	$4,247,790,075
The Consumer Discretionary Select Sector SPDR Fund	4,804,539,896	4,805,388,385
The Consumer Staples Select Sector SPDR Fund	4,351,038,480	4,352,754,090
The Energy Select Sector SPDR Fund	7,114,872,964	7,124,666,785
The Financial Select Sector SPDR Fund	1,285,440,839	1,232,854,179
The Health Care Select Sector SPDR Fund	827,103,680	806,278,662
The Industrial Select Sector SPDR Fund	1,245,452,934	1,245,150,480
The Materials Select Sector SPDR Fund	731,282,680	725,066,362
The Real Estate Select Sector SPDR Fund	275,665,895	297,579,430
The Technology Select Sector SPDR Fund	24,190,761,660	24,250,400,643
The Utilities Select Sector SPDR Fund	696,317,242	726,497,201
For the year ended September 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$10,601,998,024	$10,324,164,347	$2,708,699,369
The Consumer Discretionary Select Sector SPDR Fund	11,927,943,388	13,858,378,847	1,755,810,214
The Consumer Staples Select Sector SPDR Fund	17,427,728,507	18,606,203,556	996,360,497
The Energy Select Sector SPDR Fund	18,130,204,871	20,281,925,457	2,618,974,706
The Financial Select Sector SPDR Fund	30,971,886,459	30,369,180,268	3,671,427,116
The Health Care Select Sector SPDR Fund	20,785,257,016	23,576,315,540	3,391,982,211
The Industrial Select Sector SPDR Fund	21,396,809,058	21,083,090,971	2,419,418,783
The Materials Select Sector SPDR Fund	6,888,170,069	7,322,632,686	352,558,615
The Real Estate Select Sector SPDR Fund	4,580,929,158	1,953,523,835	131,837,867
The Technology Select Sector SPDR Fund	33,283,228,024	29,392,693,147	10,888,365,286
The Utilities Select Sector SPDR Fund	15,338,016,163	14,582,184,337	275,328,516
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, nontaxable dividend adjustments to income, future contracts, corporate actions, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended September 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
The Communication Services Select Sector SPDR Fund	$189,772,693	$—	$189,772,693
The Consumer Discretionary Select Sector SPDR Fund	156,770,004	—	156,770,004
The Consumer Staples Select Sector SPDR Fund	440,576,935	—	440,576,935
The Energy Select Sector SPDR Fund	1,239,881,431	—	1,239,881,431
The Financial Select Sector SPDR Fund	604,853,490	—	604,853,490
The Health Care Select Sector SPDR Fund	623,780,295	—	623,780,295
The Industrial Select Sector SPDR Fund	264,119,111	—	264,119,111
The Materials Select Sector SPDR Fund	105,340,086	—	105,340,086
The Real Estate Select Sector SPDR Fund	215,940,605	—	215,940,605
The Technology Select Sector SPDR Fund	482,451,081	—	482,451,081
The Utilities Select Sector SPDR Fund	467,924,016	—	467,924,016
The tax character of distributions paid during the year ended September 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
The Communication Services Select Sector SPDR Fund	$ 99,539,151	$ —	$ 99,539,151
The Consumer Discretionary Select Sector SPDR Fund	146,143,540	—	146,143,540
The Consumer Staples Select Sector SPDR Fund	441,127,478	—	441,127,478
The Energy Select Sector SPDR Fund	1,341,480,922	—	1,341,480,922
The Financial Select Sector SPDR Fund	620,776,102	—	620,776,102
The Health Care Select Sector SPDR Fund	648,808,543	—	648,808,543
The Industrial Select Sector SPDR Fund	236,264,195	—	236,264,195

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Ordinary Income	Long-Term Capital Gains	Total
The Materials Select Sector SPDR Fund	$113,054,528	$—	$113,054,528
The Real Estate Select Sector SPDR Fund	165,782,154	—	165,782,154
The Technology Select Sector SPDR Fund	413,152,075	—	413,152,075
The Utilities Select Sector SPDR Fund	497,337,622	—	497,337,622
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
The Communication Services Select Sector SPDR Fund	$6,720,929	$(2,014,199,682)	$—	$1,803,990,388	$(203,488,365)
The Consumer Discretionary Select Sector SPDR Fund	21,075,746	(4,160,348,509)	—	977,823,535	(3,161,449,228)
The Consumer Staples Select Sector SPDR Fund	7,683,864	(1,779,688,152)	—	(317,223,435)	(2,089,227,723)
The Energy Select Sector SPDR Fund	1,710,685	(8,865,291,662)	—	(261,662,736)	(9,125,243,713)
The Financial Select Sector SPDR Fund	68,112,928	(4,487,824,556)	—	3,452,806,281	(966,905,347)
The Health Care Select Sector SPDR Fund	27,937,759	(1,765,289,895)	—	2,173,921	(1,735,178,215)
The Industrial Select Sector SPDR Fund	8,672,631	(1,435,695,775)	—	425,843,382	(1,001,179,762)
The Materials Select Sector SPDR Fund	—	(1,113,331,016)	—	(287,868,238)	(1,401,199,254)
The Real Estate Select Sector SPDR Fund	—	(334,923,017)	—	72,487,341	(262,435,676)
The Technology Select Sector SPDR Fund	—	(2,611,738,643)	—	11,456,495,771	8,844,757,128
The Utilities Select Sector SPDR Fund	—	(1,084,740,897)	—	918,349,319	(166,391,578)
As of September 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
The Communication Services Select Sector SPDR Fund	$436,717,063	$1,577,482,619
The Consumer Discretionary Select Sector SPDR Fund	1,342,590,318	2,817,758,191
The Consumer Staples Select Sector SPDR Fund	419,789,956	1,359,898,196
The Energy Select Sector SPDR Fund	968,957,488	7,896,334,174
The Financial Select Sector SPDR Fund	1,110,959,441	3,376,865,115
The Health Care Select Sector SPDR Fund	225,021,593	1,540,268,302
The Industrial Select Sector SPDR Fund	248,516,642	1,187,179,133
The Materials Select Sector SPDR Fund	309,175,995	804,155,021
The Real Estate Select Sector SPDR Fund	118,312,237	216,610,780
The Technology Select Sector SPDR Fund	734,644,001	1,877,094,642
The Utilities Select Sector SPDR Fund	224,161,387	860,579,510
As of September 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$16,922,284,972	$3,039,015,553	$1,235,025,165	$1,803,990,388
The Consumer Discretionary Select Sector SPDR Fund	18,514,551,624	1,854,022,426	876,198,891	977,823,535
The Consumer Staples Select Sector SPDR Fund	18,241,849,592	1,159,097,482	1,476,320,917	(317,223,435)
The Energy Select Sector SPDR Fund	35,783,161,187	2,014,447,961	2,276,110,697	(261,662,736)
The Financial Select Sector SPDR Fund	38,928,381,137	4,558,803,576	1,105,997,295	3,452,806,281

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Health Care Select Sector SPDR Fund	$41,826,914,209	$4,358,354,106	$4,356,180,185	$2,173,921
The Industrial Select Sector SPDR Fund	19,131,009,900	1,615,273,706	1,189,430,324	425,843,382
The Materials Select Sector SPDR Fund	5,850,405,356	219,820,231	507,688,469	(287,868,238)
The Real Estate Select Sector SPDR Fund	8,221,320,437	520,538,529	448,051,188	72,487,341
The Technology Select Sector SPDR Fund	58,723,744,698	12,847,134,596	1,390,638,825	11,456,495,771
The Utilities Select Sector SPDR Fund	17,647,974,115	1,513,039,272	594,689,953	918,349,319
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 110,638,996	$ 66,957,166	$ 46,219,807	$ 113,176,973
The Consumer Discretionary Select Sector SPDR Fund	219,761,695	48,327,921	177,882,090	226,210,011
The Consumer Staples Select Sector SPDR Fund	209,781,940	68,582,092	146,393,959	214,976,051
The Energy Select Sector SPDR Fund	192,678,002	79,399,178	115,323,239	194,722,417
The Financial Select Sector SPDR Fund	156,830,579	50,484,153	110,389,956	160,874,109
The Health Care Select Sector SPDR Fund	155,125,200	22,924,533	134,626,966	157,551,499
The Industrial Select Sector SPDR Fund	378,691,822	29,582,949	357,161,800	386,744,749
The Materials Select Sector SPDR Fund	110,498,381	8,230,922	105,680,294	113,911,216
The Technology Select Sector SPDR Fund	503,835,742	100,144,368	421,673,818	521,818,186
The Utilities Select Sector SPDR Fund	256,836,821	81,267,566	179,862,228	261,129,794
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2024:
		Remaining Contractual Maturity of the Agreements as of September 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$66,957,166	$—	$—	$—	$66,957,166	$66,957,166
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	48,327,921	—	—	—	48,327,921	48,327,921
The Consumer Staples Select Sector SPDR Fund	Common Stocks	68,582,092	—	—	—	68,582,092	68,582,092
The Energy Select Sector SPDR Fund	Common Stocks	79,399,178	—	—	—	79,399,178	79,399,178
The Financial Select Sector SPDR Fund	Common Stocks	50,484,153	—	—	—	50,484,153	50,484,153
The Health Care Select Sector SPDR Fund	Common Stocks	22,924,533	—	—	—	22,924,533	22,924,533
The Industrial Select Sector SPDR Fund	Common Stocks	29,582,949	—	—	—	29,582,949	29,582,949
The Materials Select Sector SPDR Fund	Common Stocks	8,230,922	—	—	—	8,230,922	8,230,922
The Technology Select Sector SPDR Fund	Common Stocks	100,144,368	—	—	—	100,144,368	100,144,368
The Utilities Select Sector SPDR Fund	Common Stocks	81,267,566	—	—	—	81,267,566	81,267,566
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Select Sector SPDR® Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Select Sector SPDR® Trust comprising The Communication Services Select Sector SPDR Fund, The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Real Estate Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund (the “Funds”) as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated November 23, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Cleveland, Ohio
November 21, 2024

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
September 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

THE SELECT SECTOR SPDR TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2024 (Unaudited)

Advisory Contract Renewal
At a meeting held on May 2, 2024 (the “May Meeting”), the Board of Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement dated December 1, 2003, as amended effective June 18, 2018 (the “Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to each series of the Trust (each a “Fund” and  collectively, the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately with their independent legal counsel prior to a meeting held on April 10, 2024 (the “April Meeting”) to consider the Agreement and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. The April Meeting included a presentation by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions. Following the April Meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those materials were considered at the May Meeting, prior to which the Independent Trustees met separately with their independent legal counsel. In deciding whether to renew the Agreement, the Trustees considered various factors, including, among others, (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds relative to their index, (iii) the costs to the Adviser of its services and the profits and other benefits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect a sharing of any such economies of scale and (v) the fees paid under the Agreement compared to the advisory fees paid by comparable funds.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust, as well as on the materials provided at their regular quarterly board meetings and those provided specifically for purposes of reviewing the Agreement. They noted that under the Agreement the Adviser is responsible for: (i) managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the Trust’s securities transactions; and (iv) furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors, with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally, and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of high quality during the past year, and could be expected to remain so.
Investment Performance of the Funds
The Trustees noted that, in view of the distinctive investment objective of each Fund, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the April Meeting and at the May Meeting, and upon reports provided to the Trustees by the Adviser throughout the preceding year, the Trustees determined that the Funds had tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratio of each Fund was competitive with its peers. Accordingly, they concluded that the performance of each Fund was satisfactory.

THE SELECT SECTOR SPDR TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)
September 30, 2024 (Unaudited)

Profitability to the Adviser and its Affiliates
The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Sub-Administrator, Transfer Agent, Custodian, Fund Accountant and Securities Lending Agent. The Trustees received data on the Funds’ profitability to the Adviser for calendar year 2023 as well as 2022 profitability data, along with data on the Trust’s profitability to State Street for the same and prior periods. The Trustees reviewed with representatives from both the Adviser and State Street the methods by which expenses were allocated to the Trust and to each of the Funds. The Trustees noted that advisor profitability increased in 2023 for the Technology, Health Care, Consumer Staples and Communication Services Funds, primarily due to higher average assets under management in the Funds. On the basis of this information and discussions at the April Meeting and the May Meeting, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.
Other Benefits to the Adviser or its Affiliates
In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that the Adviser serves as Administrator to the Trust and that State Street, an affiliate of the Adviser, serves the Trust as Sub-Administrator, Transfer Agent, Custodian, Fund Accountant and Securities Lending Agent. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Adviser or the Adviser’s affiliate receives or had received from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits or will derive other benefits from their relationships with the Trust, those benefits are not such as to render the Adviser’s fees excessive.
Economies of Scale
On the basis of their discussions with management and their analysis of information provided at and prior to the May Meeting, the Trustees determined that the nature of the Funds and their operations is such that the potential exists for the Adviser to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute breakpoints in their respective fee schedules.
Comparison of Fees and Expense Ratios
In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided: (1) comparative data from Broadridge Financial Solutions, Inc. (“Broadridge”) on advisory fees and expense ratios of peer index ETFs with a similar sector investment classification/objective and comparable asset size (with respect to each Fund, a “peer group”), and (2) expense ratios of peer index ETFs with a similar sector investment classification/objective. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other Adviser clients with comparable investment objectives, and reviewed the differences in services provided to such clients, including the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds and accounts was limited. Moreover, they noted that because many ETFs pay a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, while each Fund’s advisory fee covered only advisory services, as reflected in the materials, the Fund’s advisory fee may appear to be low relative to its ETF peers. The Trustees then reviewed each Fund’s expense ratios compared to those of its peer group and noted that the total expense ratio of each Fund was below the average of its peer group, but also noted that each Fund (other than The Real Estate Select Sector SPDR® Fund and The Technology Select Sector SPDR® Fund) was larger than all ETFs in its peer group. The Independent Trustees noted that this had prompted them in past years to request that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Sub-Administration

THE SELECT SECTOR SPDR TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)
September 30, 2024 (Unaudited)

Agreement, Custodian Agreement and Transfer Agency Agreement. The Trustees noted that at current asset levels, shareholders are benefiting from breakpoints, and shareholders should continue to benefit in the future with additional growth in assets.
Conclusion
Based on their review, the Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, concluded that the terms of the Agreement are fair and reasonable and that renewal of the Agreement is in the best interests of each Fund.  In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together, and the Board did not allot a particular weight to any one factor or group of factors. The Trustees concluded that the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided and the peer group’s fees, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees paid reflected a sharing of economies of scale with the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	December 4, 2024